 As filed with the Securities and Exchange Commission on February 27, 2003
                                                Registration No. 333-70850

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No.3

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
                The Manufacturers Life Insurance Company (U.S.A)
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485

     ___ on ___, 2003 pursuant to paragraph (b) of Rule 485

     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     _X_ on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A            Caption in Prospectus
--------          ---------------------
1...............  Cover Page

2...............  Appendix A: Special Terms

3...............  Summary

4                 Appendix B: Table of Accumulation Values

5...............  General Information about Us, The Variable Account, the Portfolio

6...............  Charges and Deductions;  Withdrawal Charges; Reduction or Elimination of
                   Withdrawal Charges;  Administration Fees; Mortality and Expense Risks Charge;
                   Taxes; Expenses of Distributing the Contract

7...............  Accumulation Period Provisions;  Company Approval; Purchase Payments;
                   Accumulation Units; Net Investment Factor; Transfers Among Investment
                   Options;  Telephone Transactions;  Special Transfer Services - Dollar Cost Averag
                   ing; Asset  Rebalancing  Program;  Withdrawals;  Special  Withdrawal  Services  - the
                   Income  Plan;  Contract  Owner Inquiries; Other Contract Provisions; Ownership;
                   Beneficiary; Modification

8...............  Pay Out Period Provisions; General; Annuity Options; Determination of Amount of
                   the First Variable Annuity Benefit Payment; Annuity Units and the Determination
                   of Subsequent Variable Annuity Benefit Payments; Transfers During the Pay Out
                   During the Pay Out Period

9...............  Accumulation  Period Provisions;  Death Benefit During the Accumulation  Period;
                   Pay Out Period Provisions;  Death Benefit Period

10..............  Accumulation  Period  Provisions;  Purchase  Payments;  Accumulation  Units; Value
                   of Accumulation  Units;  Net Investment Factor; Distribution of Contracts

11..............  Withdrawals;  Restrictions under the Texas Optional Retirement Program;
                   Accumulation Period Provisions;  Purchase Payments; Other Contract Provisions;
                   Ten Day Right to Review

12..............  Federal Tax  Matters;  Introduction;  Taxation of Annuities in General;  Diversification
                   Requirements;  Qualified Retirement Plans; Appendix G:  Qualified Plan Types

13..............  Legal Proceedings

14..............  Statement of Additional Information - Table of Contents

Part B .........  Caption in Statement of Additional Information
------            -----------------------------------------------
15..............  Cover Page

16..............  Table of Contents

17..............  General Information and History.

18..............  Services-Independent Auditors, Services-Servicing Agent

19..............  Not Applicable

20..............  Services - Principal Underwriter

21..............  Performance Data

22..............  Not Applicable

23..............  Financial Statements

                                     PART A
                      Information Required in a Prospectus
                                    Version I

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003

FIXED ACCOUNT INVESTMENT OPTION
For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

For contracts issued prior to October 7, 2002, new purchase payments may not be allocated to the 1-year fixed account investment option.

                          SUPPLEMENT DATED MAY 1, 2003

Venture III Fixed 5/2003

      ANNUITY SERVICE OFFICE                           MAILING ADDRESS
   500 Boylston Street, Suite 400                   Post Office Box 55230
  Boston, Massachusetts 02116-3739           Boston, Massachusetts 02205- 5230
   (617) 663-3000 or (800) 344-1029


                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" OR "US" OR "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "contract." Contract values and annuity benefit payments are based upon sixty - five investment options. Sixty-three options are variable and two are a fixed account option.


         Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company U.S.A. Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


         Each sub-account's assets are invested in either (a) shares of a corresponding portfolio of a mutual fund, American Fund Insurance Series or Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contracts issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust. We will provide the contract owner ("YOU") with the prospectus for the American Fund Insurance Series and the Trust with this Prospectus.


         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History..........................   3
Performance Data.........................................   3
Accumulation Unit Value Tables Services
       Independent Auditors..............................  16
       Servicing Agent...................................  16
       Principal Underwriter.............................  16
Audited Financial Statements.............................  17


                   The date of this Prospectus May 1, 2003



Venture III 5/1/2003

                                TABLE OF CONTENTS


SUMMARY..................................................   4

GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT, THE TRUST..............................   16

     The Manufacturers Life Insurance Company (U.S.A)....   16

     The Variable Account................................   16

     THE AMERICAN FUND INSURANCE SERIES..................   16

     The Trust...........................................   17

DESCRIPTION OF THE CONTRACT..............................   24

   ELIGIBLE GROUPS.......................................   24

   ACCUMULATION PERIOD PROVISIONS........................   24

     Purchase Payments...................................   24

     Accumulation Units..................................   25

     Value of Accumulation Units.........................   25

     Net Investment Factor...............................   25

     Transfers Among Investment Options..................   26

     Maximum Number of Investment Options................   26

     Telephone Transactions..............................   26

     Special Transfer Services - Dollar Cost Averaging...   26

     Asset Rebalancing Program...........................   27

     Withdrawals.........................................   27

     Special Withdrawal Services - The Income Plan.......   28

     Death Benefit During Accumulation Period............   28

     Payment of Death Benefit...........................    29

   PAY-OUT PERIOD PROVISIONS.............................   30

     General.............................................   30

     Annuity Options.....................................   30

     Determination of Amount of the First Variable
     Annuity Payment.....................................   31

     Annuity Units and the Determination of
     Subsequent Variable Annuity Payments................   32

     Transfers During Pay-out Period.....................   32

     Death Benefit During Pay-out Period.................   32

   OTHER CONTRACT PROVISIONS.............................   33

     Ten Day Right to Review.............................   33

     Ownership...........................................   33

     Annuitant ..........................................   33

     Beneficiary.........................................   34

     Modification........................................   34

     Our Approval........................................   34

     Discontinuance of New Owners........................   34

     Misstatement and Proof of Age, Sex or Survival......   34

   FIXED ACCOUNT INVESTMENT OPTION.......................   34

   OPTIONAL BENEFITS.....................................   36

     Annual Step Death Benefit...........................   36

     Guaranteed Retirement Income Program II.............   36

     Guaranteed Earnings Multiplier......................   40

CHARGES AND DEDUCTIONS...................................   41

     Withdrawal Charges..................................   41

     Reduction or Elimination of Withdrawal Charge.......   42

     Administration Fee..................................   42

     Distribution Fee....................................   42

     Mortality and Expense Risks Charge..................   43

     AMERICAN FUNDS SUBACCOUNT RIDER CHARGE..............   43

     Taxes...............................................   43

     Expenses of Distributing the Contract...............   43

FEDERAL TAX MATTERS .....................................   44

   INTRODUCTION..........................................   44

   OUR TAX STATUS........................................   44

   TAXATION OF ANNUITIES IN GENERAL......................   44

     Tax Deferral During Accumulation Period.............   44

     Taxation of Partial and Full Withdrawals............   46

     Taxation of Annuity Benefit Payments................   46

     Taxation of Death Benefit Proceeds..................   47

     Penalty Tax on Premature Distributions..............   47

     Aggregation of Contracts............................   47

   QUALIFIED RETIREMENT PLANS............................   48

     Direct Rollovers....................................   49

     Loans...............................................   49

 FEDERAL INCOME TAX WITHHOLDING..........................   50

 GENERAL MATTERS.........................................   50

     Performance Data....................................   50

     Asset Allocation and Timing Services................   51

     Restrictions Under the Texas Optional

       Retirement Program................................   51

     Distribution of Contracts...........................   51

     Contract Owner Inquiries............................   51

     Confirmation Statements.............................   51

     Legal Proceedings...................................   52

     Voting Interest.....................................   52

     Reinsurance Arrangements............................   52

APPENDIX A: SPECIAL TERMS................................  A-1

APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE   B-1

APPENDIX C: STATE PREMIUM TAXES..........................  C-1

APPENDIX D: QUALIFIED PLAN TYPES.........................  D-1

APPENDIX E: TABLE OF ACCUMULATION UNIT VALUES -

Series I................................................. E-1

APPENDIX F: Table of Accumulation Unit Values - Series II F-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, sixty-three Variable Account investment options . Each Variable Account investment option is a sub-account of the Variable Account that invests in Series II shares of the American Fund Insurance Series or in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares). A full description of each American Funds Insurance Series portfolio is in the accompanying prospectus for the American Funds Insurance Series. A full description of each portfolio of the Trust is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on any allocation to the fixed account option.



                  Fixed. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option (except as noted above) without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to

Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your beneficiary if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any annuitant (a natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS


         Annual Step Death Benefit. You may elect the optional Annual Step
Death Benefit at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. An additional fee of 0.20% (0.05% for contracts issued prior to May 5, 2003) is imposed for this death benefit. Election of the Annual Step Death Benefit is irrevocable. The amount of the death benefit for the Annual Step Death Benefit is the greater of:


                  a)  the death benefit described above; or

                  b)   the Annual Step Death Benefit.

         The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


         Guaranteed Retirement Income Program II. The Guaranteed Retirement Income Program II ("GRIP II") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP II. If GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payment provided by the GRIP II rider, we will pay the monthly annuity payment available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP II is no longer available for applications received on or after May 5, 2003 in states where GRIP III is available. GRIP II is not available in all states.



         Guaranteed Retirement Income Program III. The Guaranteed Retirement Income Program III ("GRIP III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP III rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP
III. If GRIP III is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIP III, we will pay the monthly annuity payment available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIP III is available for applications received on or after May 5, 2003 in available states. GRIP III is not available in all states.


         Guaranteed Earnings Multiplier. The Guaranteed Earnings Multiplier ("GEM") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM subject to a maximum amount. GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue.

         The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For GEM we impose an annual fee of 0.20% of the average account value. GEM is not available in all states.


REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.


ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fee, mortality and expense risks charges, free withdrawal percentage and the annuity purchase rates as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust

Annual Expenses" are described in detail in the accompanying Prospectus of the Trust.

Deferred sales load (as percentage of purchase payments):

  NUMBER OF COMPLETE YEARS                             WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                              PERCENTAGE
         0                                                    6%
         1                                                    5%
         2                                                    4%
         3+                                                   0%

ANNUAL CONTRACT FEE  ..............................         None
TRANSFER FEE         ..............................         None.

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

                    SEPARATE SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)




                                                                                                                  AMERICAN
                                                                                                 ALL OTHER       SERIES FUND
                                                                                                SUBACCOUNTS      SUBACCOUNTS
                                                                                                -----------      -----------
Mortality and expense risks fee                                                                     1.25%           1.25%

Administration fee - asset based                                                                    0.15%           0.15%

Distribution Fee                                                                                    0.25%           0.25%

Subaccount Rider Fee                                                                                0.00%           0.15%

Total Separate Account Annual Expenses (without optional Riders)                                    1.65%           1.80%

Annual Step Death Benefit Fee                                                                       0.20%(1)        0.20%(1)

Optional GEM Fee                                                                                    0.20%(2)        0.20%(2)

Total Separate Account Annual Expenses with Annual Step and GEM death benefits reflected            2.05%           2.20%

Optional GRIP II Fee (as a percentage of the Income Base)                                           0.45%(3)        0.45%(3)

Optional GRIP III Fee (as a percentage of the Income Base)                                          0.50%(4)        0.50%(4)



(1) 0.05% if the contract was issued prior to May 5, 2003.



(2) GEM is not available for contracts issued prior to July 2, 2001.



(3) GRIP II is not available for contracts issued prior to July 2, 2001. If GRIP II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM II").



(4) GRIP III is not available for applications received prior to May 5, 2003. If GRIP II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM III").



Total Annual Portfolio Operating Expenses



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



Total Annual Portfolio Operating Expenses                    Minimum     Maximum
-----------------------------------------                    -------     -------
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                               %           %
                                                              ----        ----



Example A



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) the maximum separate account annual expenses of 2.20% (including the optional Annual Step Death Benefit fee, the optional GEM fee and the optional GRIP
III fee of 0.50% of Income Base), (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.



For Contracts that invest in Series I Shares of the Trust



1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
 $                $                 $                $
  ---              ---               ---              ---



For Contracts that invest in Series II Shares of the Trust



1 Year            3 Years           5 Years          10 Years
------            -------           -------          --------
 $                 $                 $                $
  ---               ---               ---              ---



If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) the maximum separate account annual expenses of 2.20% (including the optional Annual Step Death Benefit fee, the optional GEM fee and the optional GRIP III fee of 0.50% of Income Base),
(b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.



For Contracts that invest in Series I Shares of the Trust



1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
 $                $                 $                $
  ---              ---               ---              ---



For Contracts that invest in Series II Shares of the Trust



1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
 $                $                 $                $
  ---              ---               ---              ---



         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions . Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.


LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A)

We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16


         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.) ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT


================================================================================
The Variable Axxount is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select
================================================================================



The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under contracts. The merger had no other effects on the terms and conditions of the contracts or on your allocations among investment options.


         The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

         Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has sixty-three sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.



AMERICAN INSURANCE FUNDS



         For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



         American Insurance Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act. American Insurance Funds receive investment advisory services from Capital Research and Management Company ("CRMC"). Each of the American Insurance Funds has two classes of shares. Only Class 2 shares are available under the contracts. Class 2 shares are subject to a 0.25% Rule 12b-1 fee. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.



GROWTH FUND seeks growth over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investor seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



INTERNATIONAL FUND seeks growth over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



BLUE CHIP INCOME AND GROWTH FUND seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The funds invests primarily in common stocks of larger, more established companies based in the U.S.



GROWTH - INCOME FUND seeks growth and income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



         A full description of America Insurance Funds, including the investment objectives, policies and restrictions of each portfolio is contained in American Insurance Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.



================================================================================
The Trust is a mutual fund in which the Variable Account invests
================================================================================

     THE TRUST

         The assets of each sub-account of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to May 13, 2002) of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the

Dynamic Growth Trust, Global Bond Trust, Utilities Trust, Health Sciences Trust, Real Estate Securities Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").

          Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.15% in the case of a portfolio's Series I net assets).


         The Trust currently has the following subadvisers who manage all of the portfolios, one of which subadvisers is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A."). Both MSS and MAC are affiliates of ours.



SUBADVISER                                                           PORTFOLIO
A I M Capital Management, Inc.                                  All Cap Growth Trust
                                                                Aggressive Growth Trust

Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                U.S. Large Cap Value Trust
                                                                Income & Value Trust
                                                                Diversified Bond Trust

Davis Advisors                                                  Financial Services Trust
                                                                Fundamental Value Trust

Deutsche Asset Management, Inc.                                 Real Estate Securities Trust
                                                                Dynamic Growth Trust
                                                                All Cap Core Trust
                                                                Lifestyle Trusts(A)

Deutsche Asset Management                                       International Stock Trust
Investment Services Ltd.

The Dreyfus Corporation                                         All Cap Value Trust

Fidelity Management & Research Company                          Strategic Opportunities Trust
                                                                Large Cap Growth Trust
                                                                Overseas Trust

Founders Asset Management LLC                                   International Small Cap Trust

Franklin Advisers, Inc.                                         Emerging Small Company Trust

INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                Mid Cap Growth Trust

Jennison Associates LLC                                         Capital Appreciation Trust

Lord, Abbett & Co.                                              Mid Cap Value Trust

MFC Global Management (U.S.A.) Limted                           Pacific Rim Emerging Markets Trust Quantitative Equity

Trust
                                                                Quantitative Mid Cap Trust
                                                                Money Market Trust
                                                                Index Trusts
                                                                Lifestyle Trusts(B)
                                                                Balanced Trust

Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                Capital Opportunities Trust
                                                                Utilities Trust

Miller Anderson(A)                                              Value Trust
                                                                High Yield Trust

Munder Capital Management                                       Internet Technologies Trust

Pacific Investment Management Company                           Global Bond Trust
                                                                Total Return Trust

SUBADVISER                                                           PORTFOLIO
Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                Global Equity Trust

Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
                                                                Strategic Bond Trust

T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                Small Company Value Trust
                                                                Health Sciences Trust
                                                                Blue Chip Growth Trust
                                                                Equity-Income Trust

Templeton Investment Counsel, Inc.                              International Value Trust

UBS Global Asset Management                                     Tactical Allocation Trust
(formerly, Brinson Advisors, Inc.)

Wellington Management Company, LLP                              Growth & Income Trust
                                                                Investment Quality Bond Trust
                                                                Mid Cap Stock Trust


----------

(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A) Limited regarding management of the Lifestyle Trusts.



(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust and the High Yield Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust and the High Yield Trust) using the name "Miller Anderson". Prior to May 1, 2002, Morgan Stanley Investments LP, an affiliate of MSIM, (formerly, Miller Anderson & Sherrerd LLP) was the sub-adviser to the Value Trust and High Yield Trust.


The Portfolios of the Trust available under the Policies are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.


The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset,s under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.


The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index*, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.


The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE
Index")*.



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.



The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P
Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of
Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

         If the shares of a portfolio of the Trust are no longer available for investment or in our judgment investment in a Trust becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


================================================================================
You instruct us how to vote Trust shares.
================================================================================



         Shares of the portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.


         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

         The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

         An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS


================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================



    PURCHASE PAYMENTS


         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to a 10% Internal Revenue Service ("IRS") penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units, "which vary in value with the performance of the underlying Trust portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued.

         The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

                  Where (a) is:

         - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, distribution fees and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.15% for administrative expenses, 0.25% for distribution fees and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS


================================================================================
Amounts invested may be transferred among investment options
================================================================================



         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment option at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of the fixed investment option are not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


         There is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privilege.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING


================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================



         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the DCA fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or the DCA fixed account investment option is exhausted. The DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM


         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program.


         Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS


================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges or tax liability as a result.
================================================================================


         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -  trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").





SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN


================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD


================================================================================
  If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================


         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "non-qualified contracts." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "QUALIFIED PLAN TYPES").

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT.

         The death benefit payable under the contract will be the greater of:

                  (a)      the contract value, or

                  (b) the sum of all purchase payments made, less any amounts deducted in connection with partial

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -  a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -  any other proof satisfactory to us.

         If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -  The beneficiary will become the owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -  No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL


====================================================
Annuity benefit payments may be paid in several ways
====================================================


         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity payments commence, the annuity option may not be changed and the form of settlement may not be changed.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENT

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD


============================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
============================================================================


         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from the fixed annuity option to a variable annuity option or from a variable annuity option to the fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW


================================================
You have a ten-day right to cancel your contract
================================================


         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP


===========================================================
You are entitled to exercise all rights under your contract
===========================================================


         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT


=======================================================
The "annuitant" is either you or someone you designate.
=======================================================


         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY


==================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
==================================================================


         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

          We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

          In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTION

===================================
The fixed account investment option
===================================


         SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.


         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.


=======================================================================
The fixed account investment option guarantees interest of at least 3%.
=======================================================================


         INVESTMENT OPTIONS. Currently, there is a one-year fixed account investment option available under the contract. In addition, the DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details). Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers tfrom the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.



         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.


===========================================================================
Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.
===========================================================================


         TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES"

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

         The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

ANNUAL STEP DEATH BENEFIT


         You may elect the optional Annual Step Death Benefit for an additional charge of 0.20% (0.05% for contracts issued prior to May 5, 2003) of the value of the variable investment accounts if the optional benefit is available for sale in the state where the contract is sold. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:


                  a)       the death benefit described above; or

                  b)       the Annual Step Death Benefit.

         The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT SHOULD NOT BE ELECTED.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT

         The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step Death Benefit benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step Death Benefit) as the new owner.

THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME PROGRAM II


         Contracts may be issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if you elect GRIP II and if GRIP II is available for sale in the state where the contract is sold. GRIP II is no longer available for applications received on or after May 5, 2003 in states where GRIP III is available. If the contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         Income Base The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

-     An Income Base reduction is on a pro rata basis and is equal to (i) times
      (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIP II

         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.


         For contracts issued on and after January 27, 2003, and in states where approved, the following annuity option will replace the Joint and Survivor Life Annuity with a 20-Year Period Certain:



         OPTION 2: Joint and Survivor Life Annuity With a 10-Year Period Certain
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.


         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP II is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.

         Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor and see FEDERAL TAX MATTERS - Qualified Retirement Plans" below.


         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen.



         Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced.



         The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


         When you exercise GRIP II, actual income will be based on the greater of (i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)


         Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider).



A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.

Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain


---------------------------------------------------------------------------------------------------------------
   CONTRACT
 ANNIVERSARY AT                                                       ANNUAL INCOME
EXERCISE OF GRIP           ACCOUNT            INCOME               ---------------------------       ANNUAL INCOME
     II                     VALUE              BASE                CURRENT          GUARANTEED            PROVIDED
---------------------------------------------------------------------------------------------------------------
     10                   $  90,000          $ 179,085            $  8,651           $ 12,013         $ 12,013
---------------------------------------------------------------------------------------------------------------
     15                   $ 105,000          $ 239,656            $ 11,088           $ 18,406         $ 18,406
---------------------------------------------------------------------------------------------------------------
     20                   $ 120,000          $ 320,714            $ 13,824           $ 27,979         $ 27,979
---------------------------------------------------------------------------------------------------------------


Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain


----------------------------------------------------------------------------------------------------------------
   CONTRACT
 ANNIVERSARY AT                                                         ANNUAL INCOME
EXERCISE OF GRIP           ACCOUNT            INCOME             ----------------------------      ANNUAL INCOME
     II                     VALUE              BASE              CURRENT           GUARANTEED         PROVIDED
----------------------------------------------------------------------------------------------------------------
     10                   $  90,000          $ 179,085           $  7,063            $  9,284         $  9,284
----------------------------------------------------------------------------------------------------------------
     15                   $ 105,000          $ 239,656           $  8,681            $ 13,574         $ 13,574
----------------------------------------------------------------------------------------------------------------
     20                   $ 120,000          $ 320,714           $ 10,253            $ 19,358         $ 19,358
----------------------------------------------------------------------------------------------------------------



Example 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after January 27, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain



----------------------------------------------------------------------------------------------------------------
   CONTRACT
 ANNIVERSARY AT                                                         ANNUAL INCOME
EXERCISE OF GRIP           ACCOUNT            INCOME             -----------------------------      ANNUAL INCOME
     II                     VALUE              BASE              CURRENT            GUARANTEED         PROVIDED
-----------------------------------------------------------------------------------------------------------------
     10                   $  90,000          $ 179,085           $  7,333            $  9,606          $  9,606
---------------------------------------------------------------------------------------------------------
     15                   $ 105,000          $ 239,656           $  9,475            $ 14,782          $ 14,782
---------------------------------------------------------------------------------------------------------
     20                   $ 120,000          $ 320,714           $ 12,154            $ 23,091          $ 23,091
---------------------------------------------------------------------------------------------------------


   TERMINATION OF GRIP II

         GRIP II will terminate upon the earliest to occur of


         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;


         (b)      the termination of the contract for any reason; or

         (c)      the exercise of GRIP II.

         THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

 GRIP II FEE

         The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                      * * *


         GRIP II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP II should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP II benefit.



         GUARANTEED RETIREMENT INCOME PROGRAM III.



         Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Program III ("GRIP III") if you elect GRIP III and if GRIP III is available for sale in the state where the contract is sold. GRIP II is no longer available for applications received on or after May 5, 2003 in states where GRIP III is available. If the contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIP III may only be made at issue, is irrevocable, and GRIP III may only be terminated as described below.



         GRIP III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP III. If GRIP III is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP III, we will pay the monthly annuity payments available under the contract. For GRIP III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.



         Income Base The Income Base upon which the amount of GRIP III annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.



         Growth Factor Income Base.  The Growth Factor Income Base is equal to
(a) less (b), where:



         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and



         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



         An Income Base reduction reduces the Growth Factor Income Base by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



         In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.



         The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



         An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



In determining the Income Base:



         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP III.



         - We reserve the right to reduce the Income Base by any premium taxes that may apply.



         The Income Base is used solely for purposes of calculating the GRIP III monthly annuity payments and does not provide a contract value or guarantee performance of any investment option.



         EXERCISE OF GRIP III



         Conditions of Exercise. GRIP III may be exercised subject to the following conditions:



         1. GRIP III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



         2. GRIP III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:



         Option 1: Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.



         Option 2: Joint and Survivor Life Annuity with a 10-Year Period Certain
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.



         The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP III is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP III is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP III.



         Hence, you should consider that since (a) GRIP III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP III is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP III fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP III because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP III after your required beginning date under a qualified plan, you should consider whether GRIP III is appropriate for your circumstances. Please consult your advisor.



         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



         When you exercise GRIP III, actual income will be based on the greater of (i) your GRIP III Income Base at guaranteed annuity purchase rates (as stated in the GRIP III rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)



         Illustrated below are the income amounts provided by GRIP III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP III Income Base at guaranteed annuity purchase rates (as stated in the GRIP III rider). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.



Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain



------------------------------------------------------------------------------------------------------------
   Contract
 Anniversary at                                                       Annual Income                  Annual
Exercise of GRIP        Account             Income             ---------------------------           Income
     III                 Value               Base              Current          Guaranteed          Provided
------------------------------------------------------------------------------------------------------------
10                     $  90,000           $ 162,889           $  8,651          $  9,676           $  9,676
------------------------------------------------------------------------------------------------------------
15                     $ 105,000           $ 207,893           $ 11,088          $ 14,095           $ 14,095
------------------------------------------------------------------------------------------------------------
20                     $ 120,000           $ 265,330           $ 13,824          $ 20,059           $ 20,059
------------------------------------------------------------------------------------------------------------



Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain



------------------------------------------------------------------------------------------------------------
   Contract
 Anniversary at                                                       Annual Income                   Annual
Exercise of GRIP        Account             Income             ---------------------------           Income
     III                 Value               Base              Current          Guaranteed          Provided
------------------------------------------------------------------------------------------------------------
10                     $  90,000           $ 162,889           $  7,333          $  7,975           $ 7,975
------------------------------------------------------------------------------------------------------------
15                     $ 105,000           $ 207,893           $  9,475          $ 11,501           $ 11,501
------------------------------------------------------------------------------------------------------------
20                     $ 120,000           $ 265,330           $ 12,154          $ 16,429           $ 16,429
------------------------------------------------------------------------------------------------------------

                  TERMINATION OF GRIP III



                  GRIP III will terminate upon the earliest to occur of:



                  (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



                  (b)      the termination of the contract for any reason; or



                  (c)      the exercise of GRIP III.



         The election of GRIP III on a contract may not always be in your interest since an additional fee is imposed for this benefit.



         GRIP III Fee. The risk assumed by us associated with GRIP III is that annuity benefits payable under GRIP III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP III fee (the "GRIP III Fee"). On or before the maturity date, the GRIP III Fee is deducted on each contract anniversary. The amount of the GRIP III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIP III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP III Fee will not be deducted during the annuity period. For purposes of determining the GRIP III Fee, the commencement of annuity payments will be treated as a full withdrawal .



                                      ***



         GRIP III does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP III should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP III benefit.


GUARANTEED EARNINGS MULTIPLIER.

         Contracts may be issued with a Guaranteed Earnings Multiplier ("GEM") if you elect GEM and if GEM is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under GEM. Election of GEM may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for GEM of 0.20%.

         Subject to the maximum amount described below, GEM provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue.

         The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

         If the oldest owner is 69 or younger at issue, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.If the oldest owner is 70 or older at issue, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(i)  is equal to the GEM benefit prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and GEM will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary.

         For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF GEM

         GEM will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including GEM) as the new owner.

         THE ELECTION OF GEM ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GEM FEE

         The annual fee for GEM is 0.20% as a percentage of average account value.

QUALIFIED RETIREMENT PLANS

         If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without GEM) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

                             CHARGES AND DEDUCTIONS


         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust that are described in the accompanying Prospectus of the Trust. For information on the GRIP II and GRIP III Rider Fees, see "Guaranteed Retirement Income Program II" and "Guaranteed Retirement Income Program III" above.


WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

-----------------------------------------------------------------------
  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT               WITHDRAWAL CHARGE PERCENTAGE
-----------------------------------------------------------------------
          0                                           6%
-----------------------------------------------------------------------
          1                                           5%
-----------------------------------------------------------------------
          2                                           4%
-----------------------------------------------------------------------
          3+                                          0%
-----------------------------------------------------------------------

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.


         For contracts issued on and after April 1, 2003, upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated.


         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix B. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         -        Any prior or existing relationship with us will be considered.
                  Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof) of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.


ADMINISTRATION FEE



=========================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
=========================================================================


         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.


AMERICAN FUNDS SUBACCOUNT RIDER CHARGE



         A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.


TAXES


==========================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
==========================================================================


         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

         In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

         Manulife Financial Securities, LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.0% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL


===========================================================================
Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment
===========================================================================


TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance ith IRS regulations

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account."

         This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

========================================================================
A portion of each annuity payment is usually taxable as ordinary income.
========================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

         In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS


============================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax
============================================================================


         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.


QUALIFIED RETIREMENT PLANS



================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan
================================================================================


         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant.

         Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP II and GRIP III in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

         These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.


         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.


FEDERAL INCOME TAX WITHHOLDING


============================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
============================================================================


         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.


         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the [portfolio] from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust from the inception date of the portfolio (or in the case of the portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES


         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -        retirement,

         -        death, or

         -        the participant's attainment of age 70 1/2.

         Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.





DISTRIBUTION OF CONTRACTS


============================================
We pay broker-dealers to sell the contracts.
============================================

         Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES


         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.


CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

         As stated above under "The Trust" we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement income programs.

                                   APPENDIX A



                                  SPECIAL TERMS



         The following terms as used in this Prospectus have the indicated meanings:



Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.



Accumulation Period - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.



Annuitant - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.



Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.



Annuity Service Office - The mailing address of the service office is P.O. Box 9230, Boston, Massachusetts 02205-9230.



Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.



Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.



Certificate - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.



Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.



Contract Anniversary - In the case of an individual annuity contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.



Contract Date - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.



Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.



Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.



Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:



(a)      A certified copy of a death certificate;



(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



(c)      Any other proof satisfactory to us.



Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the our Annuity Service Office.



Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.



General Account - All the assets of Manulife U.SA. other than assets in separate accounts.



Group Holder - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.



Investment Account - An account established by us which represents a contract owner's interest in an investment option prior to the maturity date.



Investment Account Value - The value of a contract owner's investment in an investment account.



Investment Options - The investment choices available to contract owners.



Loan Account - The portion of the general account that is used for collateral when a loan is taken.



Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.



Net Purchase Payment - The purchase payment less the amount of premium tax.



Non-Qualified Certificates - Certificates issued under non-qualified Contracts.



Non-Qualified Contracts - Contracts which are not issued under qualified plans.



Owner or Contract Owner - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract or certificate specifications page, unless changed.



Pay-out Period - The pay-out period is the period when we make annuity benefit payments to you.



Portfolio - A separate investment portfolio of the Trust, the American Insurance Funds, a mutual fund in which the Variable Account invests, or of any successor or additional mutual funds.



Purchase Payment - An amount paid to us by a contract owner as consideration for the benefits provided by the contract.



Qualified Certificates - Certificates issued under qualified contracts.



Qualified Contracts - Contracts issued under qualified plans.



Qualified Plans - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the

Internal Revenue Code of 1986, as amended.



Separate Account - A segregated account of Manulife USA that is not commingled with the Manulife USA's general assets and obligations.



Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.



Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.



Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.



Variable Account - The Variable Account, which is a separate account of the Manulife USA.



Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                     PART A
                      Information Contained in a Prospectus
                                   Version II

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003

FIXED ACCOUNT INVESTMENT OPTION
For contracts issued on and after October 7, 2002: (a) purchase payments may not be allocated to the 1-year fixed account investment option and (b) transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                          SUPPLEMENT DATED MAY 1, 2003

ML3 Fixed 5/2003

             ANNUITY SERVICE OFFICE                     MAILING ADDRESS
          500 Boylston Street, Suite 400              Post Office Box 55066
         Boston, Massachusetts 02116-3739       Boston, Massachusetts 02205-8226
         (617) 663-3000 or (800) 493-8075             www.manulifeusa.com

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT."


                  Contract values and annuity benefit payments are based upon forty investment options. Thirty-nine options are variable and two are fixed.


                  Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company U.S.A. Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

                  Each sub-account's assets are invested in shares of a corresponding Portfolio. We will provide the contract owner ("YOU") with prospectuses for the Trust with this prospectuses for each of these Portfolios with this Prospectus.

                  SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                  Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

                  Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 493-8075.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History....................................................................................   3
Performance Data...................................................................................................   3
Accumulation Unit Value Tables Services
       Independent Auditors........................................................................................  16
       Servicing Agent.............................................................................................  16
       Principal Underwriter.......................................................................................  16
Audited Financial Statements.......................................................................................  17


                     The date of this Prospectus May 1, 2003



Wealthmark ML3 Pros5/2003

                                TABLE OF CONTENTS


SUMMARY.........................................................................   4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE PORTFOLIOS..............  11
     The Manufacturers Life Insurance Company (U.S.A)...........................  11
     The Variable Account.......................................................  12
     The Portfolios.............................................................  12
DESCRIPTION OF THE CONTRACT.....................................................  16
   ELIGIBLE GROUPS..............................................................  16
   ACCUMULATION PERIOD PROVISIONS...............................................  16
     Purchase Payments..........................................................  16
     Accumulation Units.........................................................  17
     Value of Accumulation Units................................................  17
     Net Investment Factor......................................................  17
     Transfers Among Investment Options.........................................  18
     Maximum Number of Investment Options.......................................  18
     Telephone Transactions.....................................................  18
     Special Transfer Services - Dollar Cost Averaging..........................  18
     Asset Rebalancing Program..................................................  19
     Withdrawals................................................................  19
     Special Withdrawal Services - The Income Plan..............................  20
     Death Benefit During Accumulation Period...................................  20
     Amount of Death Benefit....................................................  21
     Payment of Death Benefit...................................................  21
   PAY-OUT PERIOD PROVISIONS....................................................  22
     General....................................................................  22
     Annuity Options............................................................  22
     Determination of Amount of the First Variable
     Annuity Payment............................................................  23
     Annuity Units and the Determination of
     Subsequent Variable Annuity Payments.......................................  24
     Transfers During Pay-out Period............................................  24
     Death Benefit During Pay-out Period........................................  24
   OTHER CONTRACT PROVISIONS....................................................  25
     Ten Day Right to Review....................................................  25
     Ownership..................................................................  25
     Annuitant .................................................................  25
     Beneficiary................................................................  26
     Modification...............................................................  26
     Our Approval...............................................................  26
     Discontinuance of New Owners...............................................  26
     Misstatement and Proof of Age, Sex or Survival.............................  26
   FIXED ACCOUNT INVESTMENT OPTION..............................................  26
   OPTIONAL BENEFITS............................................................  28
     Annual Step-Up Death Benefit Rider.........................................  28
     Guaranteed Retirement Income Benefit II....................................  28
     Enhanced Earnings Death Benefit Rider......................................  32
CHARGES AND DEDUCTIONS..........................................................  33
     Withdrawal Charges.........................................................  33
     Reduction or Elimination of Withdrawal Charge..............................  34
     Administration Fee.........................................................  34
     Distribution Fee...........................................................  34
     Mortality and Expense Risks Charge.........................................  35
     Taxes......................................................................  35
     Expenses of Distributing the Contract......................................  35
FEDERAL TAX MATTERS ............................................................  36
   INTRODUCTION.................................................................  36
   OUR TAX STATUS...............................................................  36
   TAXATION OF ANNUITIES IN GENERAL.............................................  36
     Tax Deferral During Accumulation Period....................................  36
     Taxation of Partial and Full Withdrawals...................................  38
     Taxation of Annuity Benefit Payments.......................................  38
     Taxation of Death Benefit Proceeds.........................................  39
     Penalty Tax on Premature Distributions.....................................  39
     Aggregation of Contracts...................................................  39
   QUALIFIED RETIREMENT PLANS...................................................  40
     Direct Rollovers...........................................................  41
     Loans......................................................................  41
FEDERAL INCOME TAX WITHHOLDING..................................................  42
GENERAL MATTERS.................................................................  42
     Performance Data...........................................................  42
     Asset Allocation and Timing Services.......................................  43
     Restrictions Under the Texas Optional
       Retirement Program.......................................................  43
     Distribution of Contracts..................................................  43
     Contract Owner Inquiries...................................................  43
     Confirmation Statements....................................................  43
     Legal Proceedings..........................................................  44
     Voting Interest............................................................  44
     Reinsurance Arrangements...................................................  44
APPENDIX A: SPECIAL TERMS.......................................................  A-1
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE........................  B-1
APPENDIX C: STATE PREMIUM TAXES.................................................  C-1
APPENDIX D: QUALIFIED PLAN TYPES................................................  D-1
APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY AGE...................................  E-1
APPENDIX F: UNIT VALUES.........................................................  F-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment.


INVESTMENT OPTIONS. VARIABLE. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, thirty-nine Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each portfolio is in the fund prospectuses accompanying this prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on any allocation to the fixed account option.



                  FIXED. There are two fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed accounts are not available in the State of Washington and may not be available in certain other states.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment option (except as noted above) without charge. In addition, you may transfer contract values from the fixed account investment option to the Variable Account investment options at the end of the one year guarantee period. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted.


WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

DEATH BENEFITS. We will pay the death benefit described herein to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The amount of the death benefit will be the greater of: (a) the contract value, or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

OPTIONAL BENEFITS


         Annual Step-Up Death Benefit Rider. You may elect the optional Annual Step-Up Death Benefit Rider at the time the contract is issued and if the rider is available for sale in the state where the contract is sold. The Annual Step-Up Death Benefit Rider may not be elected in conjunction with the Combination Death Benefit. An additional fee of 0.20% (0.05% for contracts issued prior to May 5, 2003) is imposed for this death benefit. Election of the Annual Step-Up Death Benefit Rider is irrevocable. The amount of the death benefit for the Annual Step-Up Death Benefit Rider is the greater of:


         a)       the death benefit described above; or

         b)       the Annual Step-Up Death Benefit.

         The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Annual Step-Up Death Benefit Rider but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Annual Step-Up Death Benefit Rider, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE ANNUAL STEP-UP DEATH BENEFIT RIDER SHOULD NOT BE ELECTED.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


         Guaranteed Retirement Income Benefit II. The Guaranteed Retirement Income Benefit II ("GRIB II") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB II. If GRIB II is exercised and the annuity payments available under the contract are greater than the monthly payment provided by the GRIB II rider, we will pay the monthly annuity payment available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIB II is no longer available for applications received on or after May 5, 2003 in states where GRIB III is available. GRIB II is not available in all states.



         Guaranteed Retirement Income Benefit III. The Guaranteed Retirement Income Benefit III ("GRIB III") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB III rider. As described in this prospectus, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB III. If GRIB III is exercised and the annuity payments available under the contract are greater than the monthly payment provided by GRIB III, we will pay the monthly annuity payment available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary. GRIB III is available for new applications received on or after May 5, 2003, subject to state approval. GRIB III is not available in all states.


         Enhanced Earnings Death Benefit Rider. The Enhanced Earnings Death Benefit Rider ("EER") guarantees that upon the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER subject to a maximum amount. EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger, and 25% of the appreciation in the contract value (as defined below) if the oldest owner is 70 or older at issue. EER is not available in all states.

         The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of certain qualified contracts. For EER we impose an annual fee of 0.20% of the average account value. EER is not available in all states, and may not be elected in conjunction with the Combination Death Benefit.



REINSURANCE ARRANGEMENTS. We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits, fixed account guarantees, and guaranteed retirement benefits.


ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fee, mortality and expense risks charges, free withdrawal percentage and the annuity purchase rates as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Portfolio Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectuses of the Portfolio.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (as percentage of purchase payments):

  NUMBER OF COMPLETE YEARS                WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTRACT                 PERCENTAGE
           0                                     6%
           1                                     5%
           2                                     4%
           3+                                    0%

ANNUAL CONTRACT FEE....................................................................  None

TRANSFER FEE...........................................................................  None.

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES

Separate Account Annual Expenses
   (as a percentage of average account value)
Mortality and expense risks fee.....................................................  1.25%
Administration fee - asset based....................................................  0.15%
Distribution fee....................................................................  0.25%
Total Separate Account Annual Expenses
(Without Optional Riders)...........................................................  1.65%

Optional Annual Step-Up Death Benefit Rider fee.....................................  0.20%(1)
Optional EER fee....................................................................  0.20%
Total Separate Account Annual Expenses
(With Annual Step-Up and EER optional death benefits reflected).....................  2.05%

Optional GRIB II Fee (as a percentage of the GRIB II Income Base)...................  0.45%(2)
Optional GRIB III Fee (as a percentage of the GRIB III Income Base) ................  0.50%(3)

------------------

(1)0.05% if the contract was issued prior to May 5, 2003.



(2)If GRIB II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME BENEFIT II").



(3)GRIB III is not available for applications received on prior to May 5, 2003.in states where GRIB III is approved. If GRIB III is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME BENEFIT III").



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Portfolio prospectuses.



Total Annual Portfolio Operating Expenses            Minimum    Maximum
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                  ______%    ______%



EXAMPLE (A)



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



         The Example of Expenses below is shown with the optional EER Fee and the optional GRIB III Fee reflected (a growth factor of 5% is assumed in calculating the GRIB III Fee).



         If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) 5% annual return on assets and (b) all Portfolio expense reimbursements remain in effect for the time periods illustrated:



For Contracts that invest in Series I Shares of the Trust



1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------

 $___              $___             $___              $___



For Contracts that invest in Series II Shares of the Trust



1 Year            3 Years          5 Years       10 Years
------            -------          -------       --------

 $___              $___             $___           $___



         If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming (a) 5% annual return on assets and (b) all Portfolio expense reimbursements remain in effect for the time periods illustrated:

For Contracts that invest in Series I Shares of the Trust



1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
$___              $___               $___            $___



For Contracts that invest in Series II Shares of the Trust



1 Year            3 Years          5 Years          10 Years
------            -------          -------          --------

$___               $___             $___              $___



         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions.
Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.


LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

      GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A)

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

         We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16


         AA+ Fitch



         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.) ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT


================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the portfolio(s) you select
================================================================================


         The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under contracts. The merger had no other effects on the terms and conditions of the contracts or on your allocations among investment options.

         The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.

         Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has thirty-nine sub-accounts that are offered through this prospectus. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

================================================================================
The Portfolios are mutual funds in which the Variable Account invests
================================================================================

         The Separate Account currently invests in the shares of the following open-end management investment companies:

                  The Alger American Fund
                  Credit Suisse Trust
                  Dreyfus Investment Portfolios
                  The Dreyfus Socially Responsible Growth Fund, Inc. INVESCO Variable Investment Funds, Inc.
                  Scudder Variable Series I
                  Scudder Variable Series II

         The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

         The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

         The Portfolios are summarized below:

THE ALGER AMERICAN FUND (CLASS S SHARES)

         Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

         Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

CREDIT SUISSE TRUST

         Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

         Credit Suisse Trust Global Post-Venture Capital Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

         Dreyfus I.P. MidCap Stock Portfolio seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

         Dreyfus Socially Responsible Growth Fund Inc. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

         INVESCO VIF-Utilities Fund Portfolio seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

SCUDDER VARIABLE SERIES I (CLASS B SHARES)

         Scudder 21st Century Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

         Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

         Scudder Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

         Scudder Health Sciences Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

         Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

SCUDDER VARIABLE SERIES II (CLASS B SHARES)

         Scudder Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

         Scudder Blue Chip Portfolio seeks growth of capital and income.

         Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.

         Scudder Global Blue Chip Portfolio seeks long-term capital growth.

         Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

         Scudder Growth Portfolio seeks maximum appreciation of capital.

         Scudder High Income Portfolio (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

         Scudder International Select Equity Portfolio seeks capital appreciation.

         Scudder Investment Grade Bond Portfolio seeks high current income.

         Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

         Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

         Scudder Technology Growth Portfolio seeks growth of capital.

         Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

         SVS Davis Venture Value Portfolio seeks growth of capital.

         SVS Dreman Financial Services Portfolio seeks long-term capital appreciation.

         SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.

         SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

         SVS Eagle Focused Large Cap Growth Portfolio seeks growth through long-term capital appreciation.

         SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

         SVS Index 500 Portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

         SVS INVESCO Dynamic Growth Portfolio seeks long-term capital growth.

         SVS Janus Growth and Income Portfolio seeks long-term capital growth and current income.

         SVS Janus Growth Opportunities Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

         SVS MFS Strategic Value Portfolio seeks capital appreciation.

         SVS Oak Strategic Equity Portfolio seeks long-term capital growth.

         SVS Turner MidCap Growth Portfolio seeks capital appreciation.

         The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses accompanying this Prospectus and Statements of Additional Information, available from us upon request.

         *"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R) ," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

ADVISERS AND MANAGERS

         Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

         Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

         The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

         INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

         Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the servies rendered or the cost savings resulting from the arrangement.

         A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the Portfolio is contained in the prospectuses which we provided you along with this Prospectus. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

         If shares of a portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another portfolio of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings in accordance with voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy materials will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws, regulations or interpretations thereof. For further information on voting interests under the contract see "Voting Interests" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

         The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

         An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $10,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
================================================================================

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to a 10% Internal Revenue Service ("IRS") penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described herein).

ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued.

         The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

                           Where (a) is:

         - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, distribution fees and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.15% for administrative expenses, 0.25% for distribution fees and 1.25% for mortality and expense risks) assuming no optional benefits are elected.

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options
================================================================================

                  During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment option at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of the fixed investment option are not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


         There is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

================================================================================
Telephone transfers and withdrawals are permitted.
================================================================================

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privilege.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================


         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the DCA fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or the DCA fixed account investment option is exhausted. The DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM


         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program.


         Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges or tax liability as a result.
================================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION."

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "QUALIFIED PLAN TYPES").

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. This treatment of contract value as a payment is not included in cumulative purchase payments. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

AMOUNT OF DEATH BENEFIT.

         The death benefit payable under the contract will be the greater of:

                  (a)      the contract value, or

                  (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

         If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. (See "ANNUITY OPTIONS" below.) If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract (including any optional benefits if these benefits had been elected by the deceased owner) as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

================================================================================
Annuity benefit payments may be paid in several ways
================================================================================

GENERAL

         Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts. Once annuity payments commence, the annuity option may not be changed and the form of settlement may not be changed.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of the date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENT

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from the fixed annuity option to a variable annuity option or from a variable annuity option to the fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

================================================================================
You have a ten-day right to cancel your contract
================================================================================

TEN DAY RIGHT TO REVIEW

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract or certificate specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

          We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

          In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTION

================================================================================
The fixed account investment option
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment option nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment option and the general account nonetheless may be required by the federal securities laws to be accurate.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife") unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         - the liability to pay contractual claims under the contracts is assumed by another insurer, or

         - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

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The fixed account investment option guarantees interest of at least 3%.
================================================================================


         Investment Options. There is a one year fixed account investment option available under the contract. The DCA fixed account investment option may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details). Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to the one-year fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.



         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date, as permitted by applicable law. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option, except that, for amounts allocated or transferred on the same day, we will establish a single investment account. Amounts may not be allocated to the fixed account investment option that would extend the guarantee period beyond the maturity date.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for the one year guarantee period.

================================================================================
Withdrawals and some transfers from the fixed account investment option are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you may transfer amounts from your one-year fixed account investment option to the variable account investment options at the end of the one year guarantee period, except for transfers made pursuant to the DCA program. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment option at any time during the accumulation period. Withdrawals from the fixed account investment option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES"

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS." (see FEDERAL TAX
MATTERS-QUALIFIED RETIREMENT PLANS LOANS").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

         The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

ANNUAL STEP-UP DEATH BENEFIT RIDER


         You may elect the optional Annual Step-Up Death Benefit Rider for an additional charge of 0.20% (0.05% for contracts issued prior to May 5, 2003) of the value of the variable investment accounts if the optional benefit is available for sale in the state where the contract is sold. Election of this optional benefit may only be made at the time the contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step-Up Death Benefit Rider is the greater of:


                  a)       the death benefit described above; or

                  b)       the Annual Step-Up Death Benefit.

         The Annual Step-Up Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step-Up Death Benefit Rider but prior to the oldest owner's 81st birthday. The Anniversary Value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less amounts deducted in connection with partial withdrawals since the last day of the contract year. If the oldest owner is age 80 or older on the effective date of the Optional Annual Step-Up Death Benefit Rider, the Annual Step-Up Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT IS AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT RIDER SHOULD NOT BE ELECTED.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

                  (i) is equal to the optional Annual Step-Up Death Benefit prior to the withdrawal and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the Optional Annual Step-Up Death Benefit Rider will continue with the surviving spouse as the new contract owner if the surviving spouse elects this option. For purposes of calculating the Optional Annual Step-Up Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first owner's death will be treated as a payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in determination of the optional Annual Step-Up Death Benefit. In determination of the optional Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first owner's death.

TERMINATION OF THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT RIDER


         The Optional Annual Step-Up Death Benefit Rider will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the Optional Annual Step-Up Death Benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the Optional Annual Step-Up Death Benefit Rider) as the new owner.

THE ADDITION OF THE ANNUAL STEP-UP DEATH BENEFIT RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GUARANTEED RETIREMENT INCOME BENEFIT II


         Contracts may be issued with an optional Guaranteed Retirement Income Benefit II ("GRIB II") if you elect GRIB II and if GRIB II is available for sale in the state where the contract is sold. GRIB II is no longer available for applications received on or after May 5, 2003 in states where GRIB III is available. If the contract is issued with GRIB II in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIB II may only be made at issue, is irrevocable, and GRIB II may only be terminated as described below.


         GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIB II. If GRIB II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIB II, we will pay the monthly annuity payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         Income Base The Income Base upon which the amount of GRIB II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base.  The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

- An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIB II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

EXERCISE OF GRIB II

         Conditions of Exercise. GRIB II may be exercised subject to the following conditions:

         1. GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
         - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         For contracts issued on and after May 5, 2003, and in states where approved, the following annuity option will replace the Joint and Survivor Life Annuity with a 20-Year Period Certain:



         Option 2: Joint and Survivor Life Annuity with a 10-Year Period Certain
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.


         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIB II is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIB II.

         Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB II after your required beginning date under a qualified plan, you should consider whether GRIB II is appropriate for your circumstances. Please consult your advisor and see FEDERAL TAX MATTERS - Qualified Retirement Plans" below.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         When you exercise GRIB II, actual income will be based on the GREATER OF (i) your GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider), OR (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)


         Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider).



A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.


EXAMPLE 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain

-------------------------------------------------------------------------------------------------------------
    Contract                                                         Annual Income
   Anniversary at                                              --------------------------       Annual Income
Exercise of GRIB II       Account Value     Income Base        Current         Guaranteed         Provided
-------------------------------------------------------------------------------------------------------------
       10                   $  90,000        $ 179,085         $  8,651         $ 12,013          $ 12,013
-------------------------------------------------------------------------------------------------------------
       15                   $ 105,000        $ 239,656         $ 11,088         $ 18,406          $ 18,406
-------------------------------------------------------------------------------------------------------------
       20                   $ 120,000        $ 320,714         $ 13,824         $ 27,979          $ 27,979
-------------------------------------------------------------------------------------------------------------


Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain


-------------------------------------------------------------------------------------------------------------
     Contract                                                        Annual Income
   Anniversary at                                              --------------------------       Annual Income
Exercise of GRIB II       Account Value     Income Base        Current         Guaranteed         Provided
-------------------------------------------------------------------------------------------------------------
        10                 $  90,000         $ 179,085         $  7,063         $  9,284          $  9,284
-------------------------------------------------------------------------------------------------------------
        15                 $ 105,000         $ 239,656         $  8,681         $ 13,574          $ 13,574
-------------------------------------------------------------------------------------------------------------
        20                 $ 120,000         $ 320,714         $ 10,253         $ 19,358          $ 19,358
-------------------------------------------------------------------------------------------------------------


Example 3 - male and female co-annuitants, both age 60 at issue - Option 2 (for contracts issued on or after January 27, 2003 in approved states): Joint and Survivor Life Annuity with a 10-Year Period Certain


------------------------------------------------------------------------------------------------------------
     Contract                                                      Annual Income
  Anniversary at                                           ----------------------------        Annual Income
Exercise of GRIB II   Account Value       Income Base      Current           Guaranteed           Provided
------------------------------------------------------------------------------------------------------------
        10              $  90,000          $ 179,085       $  7,333           $  9,606            $  9,606
------------------------------------------------------------------------------------------------------------
        15              $ 105,000          $ 239,656       $  9,475           $ 14,782            $ 14,782
------------------------------------------------------------------------------------------------------------
        20              $ 120,000          $ 320,714       $ 12,154           $ 23,091            $ 23,091
------------------------------------------------------------------------------------------------------------


TERMINATION OF GRIB II

         GRIB II will terminate upon the earliest to occur of

         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)      the termination of the contract for any reason; or

         (c)      the exercise of GRIB II.

         THE ELECTION OF GRIB II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GRIB II FEE

         The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                      * * *

         GRIB II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB II BENEFIT.


         GUARANTEED RETIREMENT INCOME BENEFIT III.



         Applications received on or after May 5, 2003 may be issued with an optional Guaranteed Retirement Income Benefit III ("GRIB III") if you elect GRIB III and if GRIB III is available for sale in the state where the contract is sold. GRIB II is no longer available for contracts issued on or after May 5, 2003 in states where GRIB III is available. If the contract is issued with GRIB III in the state of Washington, the fixed accounts including the DCA fixed investment account will not be offered as investment options. Election of GRIB III may only be made at issue, is irrevocable, and GRIB III may only be terminated as described below.



         GRIB III guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB III rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, less amounts deducted in connection with partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIB III. If GRIB III is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIB III, we will pay the monthly annuity payments available under the contract. For GRIB III, we impose an annual fee of 0.50% of the Income Base. The fee is deducted from the contract value on each contract anniversary.



         Income Base The Income Base upon which the amount of GRIB III annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.



         Growth Factor Income Base.  The Growth Factor Income Base is equal to
(a) less (b), where:



         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and



         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



         An Income Base reduction reduces the Growth Factor Income Base by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



         In any contract year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous contract anniversary by the growth factor indicated below.



         The growth factor is 5% per annum if the oldest annuitant is 75 or younger at issue, and 3% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB III and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



         An Income Base reduction reduces the Step-Up Income Base on a pro rata basis and is equal to (i) times (ii) where (i) is equal to the Step-Up Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In determining the Income Base:



         - The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB III.



         - We reserve the right to reduce the Income Base by any premium taxes that may apply.



         The Income Base is used solely for purposes of calculating the GRIB III monthly annuity payments and does not provide a contract value or guarantee performance of any investment option.



         EXERCISE OF GRIB III



         Conditions of Exercise. GRIB III may be exercised subject to the following conditions:



         1. GRIB III may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



         2. GRIB III must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



         Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:



         Option 1: Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.



         Option 2: Joint and Survivor Life Annuity with a 10-Year Period Certain
         - An annuity with payments guaranteed for 10 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.



         The Monthly Income Factor used will depend upon the sex (except for Contracts issued to employer sponsored retirement plans as required by applicable law) and age nearest birthday of the Annuitant and Co-Annuitant, if any. The Monthly Income Factors are based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The Monthly Income Factors used for Contracts issued to employer sponsored retirement plans are based on unisex mortality rates. Unisex rates are derived by blending male and female mortality rates based on the Annuity 2000 Mortality Table with interest at the rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



         The use of GRIB III is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB III is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIB III.



         Hence, you should consider that since (a) GRIB III may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB III is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB III fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB III because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB III after your required beginning date under a qualified plan, you should consider whether GRIB III is appropriate for your circumstances. Please consult your advisor.



         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB III, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



         When you exercise GRIB III, actual income will be based on the greater of (i) your GRIB III Income Base at guaranteed annuity purchase rates (as stated in the GRIB III rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)



         Illustrated below are the income amounts provided by GRIB III, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the SPIA (Single Premium Immediate Annuity) statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB III Income Base at guaranteed annuity purchase rates (as stated in the GRIB III rider). A 5% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.



Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain



-----------------------------------------------------------------------------------------------------------
Contract Anniversary at                                           Annual Income
  Exercise of GRIB            Account        Income        ---------------------------        Annual Income
         III                   Value          Base         Current          Guaranteed          Provided
-----------------------------------------------------------------------------------------------------------
          10                 $  90,000     $ 162,889       $  8,651           $  9,676           $  9,676
-----------------------------------------------------------------------------------------------------------
          15                 $ 105,000     $ 207,893       $ 11,088           $ 14,095           $ 14,095
-----------------------------------------------------------------------------------------------------------
          20                 $ 120,000     $ 265,330       $ 13,824           $ 20,059           $ 20,059
-----------------------------------------------------------------------------------------------------------



Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 10-Year Period Certain



-----------------------------------------------------------------------------------------------------------
Contract Anniversary at                                            Annual Income
  Exercise of GRIB            Account        Income        ---------------------------        Annual Income
       III                     Value          Base         Current          Guaranteed          Provided
-----------------------------------------------------------------------------------------------------------
       10                    $  90,000     $ 162,889       $  7,333          $  7,975           $  7,975
-----------------------------------------------------------------------------------------------------------
       15                    $ 105,000     $ 207,893       $  9,475          $ 11,501           $ 11,501
-----------------------------------------------------------------------------------------------------------
       20                    $ 120,000     $ 265,330       $ 12,154          $ 16,429           $ 16,429
-----------------------------------------------------------------------------------------------------------



                  TERMINATION OF GRIB III



                  GRIB III will terminate upon the earliest to occur of:



                  (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



                  (b)      the termination of the contract for any reason; or



                  (c)      the exercise of GRIB III.



         The election of GRIB III on a contract may not always be in your interest since an additional fee is imposed for this benefit.



         GRIB III FEE. The risk assumed by us associated with GRIB III is that annuity benefits payable under GRIB III are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB III fee (the "GRIB III Fee"). On or before the maturity date, the GRIB III Fee is deducted on each contract anniversary. The amount of the GRIB III Fee is equal to 0.50% multiplied by the Income Base in effect on that contract anniversary. The GRIB III Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB III Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB III Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB III Fee will not be deducted during the annuity period. For purposes of determining the GRIB III Fee, the commencement of annuity payments will be treated as a full withdrawal.



                                       ***



         GRIB III does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIB III should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIB III benefit.


ENHANCED EARNINGS DEATH BENEFIT RIDER.


         Contracts may be issued with an Enhanced Earnings Death Benefit Rider ("EER") if you elect EER and if EER is available for sale in the state where the contract is sold. With this benefit, on the death of any contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under EER. Election of EER may only be made at issue, is irrevocable, and it may only be terminated as described below. We impose an annual fee for EER of 0.20%.


         Subject to the maximum amount described below, EER provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of any contract owner if the oldest owner is 69 or younger at issue, and 25% if the oldest owner is 70 or older at issue.

         The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

         If the oldest owner is 69 or younger at issue, the maximum amount of the EER benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. If the oldest owner is 70 or older at issue, the maximum amount of the EER benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

 (i)     is equal to the EER benefit prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         If the beneficiary under the contract is the deceased owner's spouse, upon the death of any owner the contract and EER will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second EER benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary.

         For purposes of calculating the EER benefit payable on the death of the surviving spouse, the EER benefit will be equal to zero on the date of the first contract owner's death and the EER benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the EER benefit.

TERMINATION OF EER

         EER will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the EER benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including EER) as the new owner.

         THE ELECTION OF EER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

EER FEE

         The annual fee for EER is 0.20% as a percentage of average account value.

QUALIFIED RETIREMENT PLANS

         If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without EER) may have on your plan (see APPENDIX D to the prospectus). Please consult your tax advisor.

                             CHARGES AND DEDUCTIONS


         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectuses of the Portfolios. For information on the GRIB II and GRIB III Rider Fees, see "Guaranteed Retirement Income Benefit II" and "Guaranteed Retirement Income Benefit III" above.


WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS". In any contract year, the free withdrawal amount for that year is the greater of:

         - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

         - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the fixed account investment option.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                           WITHDRAWAL CHARGE PERCENTAGE
-----------------------------------------------------------------------------------
           0                                                      6%
------------------------------------------------------------------------------------
           1                                                      5%
------------------------------------------------------------------------------------
           2                                                      4%
------------------------------------------------------------------------------------
           3+                                                     0%
------------------------------------------------------------------------------------

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.


         For contracts issued on and after April 1, 2003, upon a full surrender of the contract, the excess of all unliquidated purchase payments over the free withdrawal amount will be liquidated for purposes of calculating the withdrawal charge. For contracts issued prior to April 1, 2003, the excess of the contract value over the free withdrawal amount will be liquidated.


         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix B. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

         - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         - The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         -        Any prior or existing relationship with us will be considered.
                  Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         - There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof) of us or of Manulife, the Portfolios or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEE

================================================================================
  We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional rider has been elected.
================================================================================

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment option. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment option.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

         In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING THE CONTRACT

         Manulife Financial Securities, LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.0% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

================================================================================
Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment
================================================================================

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance ith IRS regulations

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account."

         This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit and two optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."

         In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax
================================================================================

         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan
================================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant.

         Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIB II or GRIB III in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

         These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                GENERAL MATTERS

================================================================================
We may advertise our investment performance.
================================================================================

 PERFORMANCE DATA


         Each of the sub-accounts may quote total return figures in its advertising and sales materials. Past performance figures are not intended to indicate future performance of any sub-account. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.


         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the portfolio adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         - termination of employment in the Texas public institutions of higher education,

         -        retirement,

         -        death, or

         -        the participant's attainment of age 70 1/2.

         Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

         Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55066, Boston, Massachusetts 02205-8226.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

VOTING INTEREST

         As stated above under "The Trust" we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


         We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits and fixed account guarantees, and guaranteed retirement benefits

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page, unless changed.

ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.

ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55066, Boston, Massachusetts 02205-8226.

ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the contract or certificate specifications page, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary.

CERTIFICATE - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT ANNIVERSARY - In the case of an individual annuity contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

CONTRACT DATE - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

(a)      A certified copy of a death certificate;

(b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

(c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the our Annuity Service Office.

FIXED ANNUITY - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

GENERAL ACCOUNT - All the assets of Manulife U.S.A other than assets in separate accounts.

GROUP HOLDER - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

INVESTMENT ACCOUNT - An account established by us which represents a contract owner's interest in an investment option prior to the maturity date.

INVESTMENT ACCOUNT VALUE - The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS - The investment choices available to contract owners.

LOAN ACCOUNT - The portion of the general account that is used for collateral when a loan is taken.

MATURITY DATE - The date on which annuity benefits commence. The maturity date is the date specified on the contract or certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NET PURCHASE PAYMENT - The purchase payment less the amount of premium tax.

NON-QUALIFIED CERTIFICATES - Certificates issued under non-qualified Contracts.

NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the contract or certificate specifications page, unless changed.

PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO - Mutual funds in which the Variable Account invests, or of any successor or additional mutual funds.

PURCHASE PAYMENT - An amount paid to us by a contract owner as consideration for the benefits provided by the contract.

QUALIFIED CERTIFICATES - Certificates issued under qualified contracts.

QUALIFIED CONTRACTS - Contracts issued under qualified plans.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under
Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

SEPARATE ACCOUNT - A segregated account of Manulife USA that is not commingled with the Manulife USA's general assets and obligations.

SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

VALUATION DATE - Any date on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

VALUATION PERIOD - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT - The Variable Account, which is a separate account of the Manulife USA.

VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                     PART B

          Information Contained in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

      THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


    The date of this Statement of Additional Information is _______, 2003


                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                 (617) 663-3000
                                 (800) 344-1029


SAI 5/2003

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History.....................................................   3
Performance.........................................................................   3
Accumulation Unit Value Tables......................................................  18
Services
       Independent Auditors.........................................................  24
       Servicing Agent..............................................................  24
       Principal Underwriter........................................................  24
Appendix A - Performance Data - Wealthmark Portfolios...............................   3
Appendix B - Performance Data - Venture Portfolios..................................   3
Appendix C - Performance Data - American Insurance Funds............................
Appendix C - Accumulation Unit Value Tables - Wealthmark Portfolios.................  18
Appendix D - Accumulation Unit Value Tables - Venture Portfolios Series I Shares....  18
Appendix E - Accumulation Unit Value Tables - Venture Portfolios Series II Shares...  18
Audited Financial Statements........................................................  25

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of (U.S.A.) ("WE" or "US" or "MANULIFE USA."). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue, Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

         The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife U.S.A. became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        no redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees and distribution fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges.
In the case of non-standardized performance, performance figures will be the historical performance from the inception date of the Portfolio, adjusted to reflect current contract charges.



         Performance information is set forth in Appendices A and B.



                                    * * * * *



         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Company may include in their advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Company may also include in its advertising and sales literature specific information on each of the Portfolio's advisers, including but not limited to, research capabilities of an adviser, assets under management, information relating to other clients of an adviser, and other generalized information.

                                    SERVICES



INDEPENDENT AUDITORS



         The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the financial statements of Separate Account H of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2002 and for the one year period ended December 31, 2001 and the financial statements of Separate Account A of The Manufacturers Life Insurance Company of North America at December 31, 2001, and for the one year period ended December 31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



SERVICING AGENT



         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:



         -        daily updates on:



                  -        accumulation unit values,



                  -        variable annuity participants and transactions,



                  -        agent production and commissions;



         -        semimonthly commission statements;



         - monthly summaries of agent production and daily transaction reports;



         -        semiannual statements for contract owners;



         -        and annual contract owner tax reports.



We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.



PRINCIPAL UNDERWRITER



         Manulife Financial Securities LLC, an indirect wholly owned subsidiary of MFC, serves as principal underwriter to the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS") served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 2002, 2001 and 2000 were $_________, $202,486,965 and $251,409,183, respectively. MSS did not retain any of these amounts during such periods.

                                   APPENDIX A
                 PERFORMANCE INFORMATION - WEALTHMARK PORTFOLIOS



                              WEALTHMARK PORTFOLIOS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2002
  (NOT REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT, EER, AND GRIB II
                                  RIDER FEES)



                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS  INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER           DATE
---------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
---------------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets Portfolio
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture Capital Portfolio
---------------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------

                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER            DATE
-----------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------



(A) Performance is from the inception date of the subacount,



(B) 10 year average annual return



                              WEALTHMARK PORTFOLIOS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2002
 (REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT, EER, AND GRIB II FEES)



                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER            DATE
---------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
---------------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets Portfolio
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture Capital Portfolio
---------------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------

                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER            DATE
---------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------

(A) Performance is from the inception date of the subaccount.



(B) 10 year average annual return

                              WEALTHMARK PORTFOLIOS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
(NOT REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT, EER, AND GRIB II
                                   RIDER FEES)



                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER           DATE
---------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
---------------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets Portfolio
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture Capital Portfolio
---------------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio
---------------------------------------------------------------------------------------------------------------------------

                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER             DATE
-----------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



(B) 10 year average annual return



                              WEALTHMARK PORTFOLIOS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
   (NOT REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT, EER, AND GRIB II
                                      FEES)



                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER            DATE
-----------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture Capital Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio
-----------------------------------------------------------------------------------------------------------------------------

                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER            DATE
-----------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



(B) 10 year average annual return.

                              WEALTHMARK PORTFOLIOS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
  (REFLECTING THE OPTIONAL ANNUAL STEP-UP DEATH BENEFIT, EER, AND GRIB II RIDER
                                      FEES)



                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                 SHORTER           DATE
-----------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture Capital Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------

                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER            DATE
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



(B) 10 year average annual return.



                              WEALTHMARK PORTFOLIOS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
 (REFLECTING THE OPTIONAL ANNUAL STEP -UP DEATH BENEFIT, EER, AND GRIB II RIDER
                                      FEES)



                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER            DATE
-----------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture Capital Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------

                                                                                             SINCE INCEPTION OR
                                                                                           10 YEARS WHICHEVER IS   INCEPTION
PORTFOLIO                                                        1 YEAR      5 YEAR                SHORTER            DATE
-----------------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



(B) 10 year average annual return.

                                   APPENDIX B
                        PERFORMANCE - VENTURE PORTFOLIOS


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST


                         CALCULATED AS OF DECEMBER 31, 2002


 (NOT REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Internet Technologies                        -49.56%            N/A             -52.85%           05/01/00
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -24.12%            N/A             -10.18%           01/01/97
----------------------------------------------------------------------------------------------------------
Telecommunications                              N/A             N/A             -40.43%           04/30/01
----------------------------------------------------------------------------------------------------------
Science & Technology                         -45.09%            N/A               2.46%           01/01/97
----------------------------------------------------------------------------------------------------------
International Small Cap                      -35.70%          -1.29%              0.16%           03/04/96
----------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A             N/A               1.30%           04/30/01
----------------------------------------------------------------------------------------------------------
Aggressive Growth                            -30.97%            N/A              -0.53%           01/01/97
----------------------------------------------------------------------------------------------------------
Emerging Small Company                       -27.51%            N/A               7.07%           01/01/97
----------------------------------------------------------------------------------------------------------
Small Company Blend                           -9.08%            N/A              -2.68%           05/03/99
----------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.16%            N/A             -46.01%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A             N/A             -21.54%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A             N/A             -20.64%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -17.11%            N/A              -8.22%           05/03/99
----------------------------------------------------------------------------------------------------------
All Cap Growth                               -28.93%           6.02%              6.11%           03/04/96
----------------------------------------------------------------------------------------------------------
Financial Services                              N/A             N/A             -12.88%           04/30/01
----------------------------------------------------------------------------------------------------------
Overseas                                     -26.45%          -2.18%              0.62%           01/09/95
----------------------------------------------------------------------------------------------------------
International Stock                          -26.86%            N/A              -1.61%           01/01/97
----------------------------------------------------------------------------------------------------------
International Value                          -16.17%            N/A              -7.71%           05/03/99
----------------------------------------------------------------------------------------------------------


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
---------------------------------------------------------------------------------------------------------
Capital Appreciation                         -23.97%           N/A              -28.90%           11/01/00
----------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -21.05%          4.02%               9.16%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A            N/A              -23.54%           04/30/01
----------------------------------------------------------------------------------------------------------
Global Equity                                -21.82%          4.03%               6.21%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A            N/A              -17.44%           04/30/01
----------------------------------------------------------------------------------------------------------
All Cap Core                                 -26.70%          2.33%               3.88%           07/15/96
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.42%          2.90%               5.74%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A            N/A               -5.60%           04/30/01
----------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A            N/A              -19.82%           04/30/01
----------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.17%           N/A                8.78%           01/01/97
----------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -20.45%          8.29%               8.06%           12/11/92
----------------------------------------------------------------------------------------------------------
Utilities                                       N/A            N/A              -29.89%           04/30/01
----------------------------------------------------------------------------------------------------------
Real Estate Securities                        -4.04%           N/A                2.17%           01/01/97
----------------------------------------------------------------------------------------------------------
Small Company Value                           -0.90%           N/A                0.79%           10/01/97
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A            N/A               -2.05%           04/30/01
----------------------------------------------------------------------------------------------------------
Value                                         -3.79%           N/A                6.72%           01/01/97
----------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.32%           N/A              -13.84%           05/01/00
----------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A            N/A              -12.16%           04/30/01
----------------------------------------------------------------------------------------------------------
Growth & Income                              -17.38%          8.67%              10.66%           04/23/91
----------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.30%           N/A               -1.94%           05/03/99
----------------------------------------------------------------------------------------------------------
Equity-Income                                 -5.75%          9.07%              10.62%           02/19/93
----------------------------------------------------------------------------------------------------------
Income & Value                                -6.04%          7.18%               7.32%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
Balanced                                     -16.37%           N/A               -0.03%           01/01/97
----------------------------------------------------------------------------------------------------------
High Yield                                   -12.01%           N/A               -0.18%           01/01/97
----------------------------------------------------------------------------------------------------------
Strategic Bond                                -1.17%          3.84%               5.30%           02/19/93
----------------------------------------------------------------------------------------------------------
Global Bond                                   -6.46%         -0.54%               3.65%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Total Return                                   0.71%           N/A                3.54%           05/03/99
----------------------------------------------------------------------------------------------------------
Investment Quality Bond                       -0.17%          4.85%               4.87%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.39%          6.21%               6.09%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -0.45%          4.92%               4.67%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Money Market                                  -3.63%          3.14%               2.77%(B)        06/18/85
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Small Cap Index                               -5.56%           N/A               -7.16%           05/01/00
----------------------------------------------------------------------------------------------------------
International Index                          -27.66%           N/A              -22.64%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -8.55%           N/A               -1.31%           05/01/00
----------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -17.50%           N/A              -16.40%           05/01/00
----------------------------------------------------------------------------------------------------------
500 Index                                    -18.38%           N/A              -16.68%           05/01/00
----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -19.59%           N/A                0.11%           01/07/97
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.31%           N/A                2.76%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.36%           N/A                4.06%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -7.96%           N/A                5.06%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -3.97%           N/A                5.71%           01/07/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                       21.54%           N/A               10.42%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B     -3.20%           N/A                9.91%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                               -5.74%           N/A               -9.78%           10/13/97
----------------------------------------------------------------------------------------------------------

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B) 10 year average annual return.


              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)

                         CALCULATED AS OF DECEMBER 31, 2002

 (NOT REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Internet Technologies                        -49.56%            N/A             -52.85%           05/01/00
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -24.12%         -10.31%             -5.82%           10/04/94
----------------------------------------------------------------------------------------------------------
Telecommunications                              N/A             N/A             -40.43%           04/30/01
----------------------------------------------------------------------------------------------------------
Science & Technology                         -45.09%            N/A               2.46%           01/01/97
----------------------------------------------------------------------------------------------------------
International Small Cap                      -35.70%          -1.29%              0.16%           03/04/96
----------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A             N/A               1.30%           04/30/01
----------------------------------------------------------------------------------------------------------
Aggressive Growth                            -30.97%            N/A              -0.53%           01/01/97
----------------------------------------------------------------------------------------------------------
Emerging Small Company                       -27.51%            N/A               7.07%           01/01/97
----------------------------------------------------------------------------------------------------------
Small Company Blend                           -9.08%            N/A              -2.68%           05/03/99
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.16%            N/A             -46.01%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A             N/A             -21.54%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A             N/A             -20.64%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -17.11%            N/A              -8.22%           05/03/99
----------------------------------------------------------------------------------------------------------
All Cap Growth                               -28.93%           6.02%              6.11%           03/04/96
----------------------------------------------------------------------------------------------------------
Financial Services                              N/A             N/A             -12.88%           04/30/01
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Overseas                                     -26.45%          -2.18%              0.62%           01/09/95
----------------------------------------------------------------------------------------------------------
International Stock                          -26.86%            N/A              -1.61%           01/01/97
----------------------------------------------------------------------------------------------------------
International Value                          -16.17%            N/A              -7.71%           05/03/99
----------------------------------------------------------------------------------------------------------
Capital Appreciation                         -23.97%            N/A             -28.90%           11/01/00
----------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -21.05%           4.02%              9.16%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A             N/A             -23.54%           04/30/01
----------------------------------------------------------------------------------------------------------
Global Equity                                -21.82%           4.03%              6.21%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A             N/A             -17.44%           04/30/01
----------------------------------------------------------------------------------------------------------
All Cap Core                                 -26.70%           2.33%              3.88%           07/15/96
----------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.42%           2.90%              5.74%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A             N/A              -5.60%           04/30/01
----------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A             N/A             -19.82%           04/30/01
----------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.17%           8.64%              9.36%(B)        04/30/87
----------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -20.45%           8.29%              8.06%           12/11/92
----------------------------------------------------------------------------------------------------------
Utilities                                       N/A             N/A             -29.89%           04/30/01
----------------------------------------------------------------------------------------------------------
Real Estate Securities                        -4.04%           1.68%              8.42%(B)        04/30/87
----------------------------------------------------------------------------------------------------------
Small Company Value                           -0.90%            N/A               0.79%           10/01/97
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A             N/A              -2.05%           04/30/01
----------------------------------------------------------------------------------------------------------
Value                                         -3.79%            N/A               6.72%           01/01/97
----------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.32%            N/A             -13.84%           05/01/00
----------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A             N/A             -12.16%           04/30/01
----------------------------------------------------------------------------------------------------------
Growth & Income                              -17.38%           8.67%             10.66%           04/23/91
----------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.30%            N/A              -1.94%           05/03/99
----------------------------------------------------------------------------------------------------------
Equity-Income                                 -5.75%           9.07%             10.62%           02/19/93
----------------------------------------------------------------------------------------------------------
Income & Value                                -6.04%           7.18%              7.32%(B)        08/03/89
----------------------------------------------------------------------------------------------------------


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Balanced                                     -16.37%            N/A              -0.03%           01/01/97
----------------------------------------------------------------------------------------------------------
High Yield                                   -12.01%            N/A              -0.18%           01/01/97
----------------------------------------------------------------------------------------------------------
Strategic Bond                                -1.17%           3.84%              5.30%           02/19/93
----------------------------------------------------------------------------------------------------------
Global Bond                                   -6.46%          -0.54%              3.65%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Total Return                                   0.71%            N/A               3.54%           05/03/99
----------------------------------------------------------------------------------------------------------
Investment Quality Bond                       -0.17%           4.85%              4.87%(B)        06/18/85
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.39%           6.21%              6.09%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -0.45%           4.92%              4.67%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Money Market                                  -3.63%           3.14%              2.77%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Small Cap Index                               -5.56%            N/A              -7.16%           05/01/00
----------------------------------------------------------------------------------------------------------
International Index                          -27.66%            N/A             -22.64%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -8.55%            N/A              -1.31%           05/01/00
----------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -17.50%            N/A             -16.40%           05/01/00
----------------------------------------------------------------------------------------------------------
500 Index                                    -18.38%            N/A             -16.68%           05/01/00
----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -19.59%            N/A               0.11%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.31%            N/A               2.76%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.36%            N/A               4.06%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -7.96%            N/A               5.06%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -3.97%            N/A               5.71%           01/07/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                       21.54%            N/A              10.42%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B     -3.20%            N/A               9.91%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                               -5.74%            N/A              -9.78%           10/13/97
----------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)


                         CALCULATED AS OF DECEMBER 31, 2002


 (NOT REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Internet Technologies                        -46.98%            N/A             -51.89%           05/01/00
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -19.92%         -10.31%            -10.18%           10/04/94
----------------------------------------------------------------------------------------------------------
Telecommunications                              N/A             N/A             -37.26%           04/30/01
----------------------------------------------------------------------------------------------------------
Science & Technology                         -42.22%            N/A               2.46%           01/01/97
----------------------------------------------------------------------------------------------------------
International Small Cap                      -32.23%          -1.29%               0.16%          03/04/96
----------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A             N/A               7.13%           04/30/01
----------------------------------------------------------------------------------------------------------
Aggressive Growth                            -27.20%            N/A              -0.53%           01/01/97
----------------------------------------------------------------------------------------------------------
Emerging Small Company                       -23.53%            N/A               7.07%           01/01/97
----------------------------------------------------------------------------------------------------------
Small Company Blend                           -3.92%            N/A              -1.34%           05/03/99
----------------------------------------------------------------------------------------------------------
Dynamic Growth                               -41.23%            N/A             -44.79%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A             N/A             -17.17%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A             N/A             -16.22%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -12.46%            N/A              -6.98%           05/03/99
----------------------------------------------------------------------------------------------------------
All Cap Growth                               -25.03%           6.02%              6.11%           03/04/96
----------------------------------------------------------------------------------------------------------
Financial Services                              N/A             N/A              -7.96%           04/30/01
----------------------------------------------------------------------------------------------------------
Overseas                                     -22.40%          -2.18%              0.62%           01/09/95
----------------------------------------------------------------------------------------------------------
International Stock                          -22.83%            N/A              -1.61%           01/01/97
----------------------------------------------------------------------------------------------------------
International Value                          -11.45%            N/A              -6.47%           05/03/99
----------------------------------------------------------------------------------------------------------
Capital Appreciation                         -19.76%            N/A             -26.17%           11/01/00
----------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -16.65%           4.02%             10.24%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A             N/A             -19.30%           04/30/01
----------------------------------------------------------------------------------------------------------
Global Equity                                -17.47%           4.03%              7.47%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A             N/A             -12.81%           04/30/01
----------------------------------------------------------------------------------------------------------
All Cap Core                                 -22.66%           2.33%              3.88%           07/15/96
----------------------------------------------------------------------------------------------------------
Large Cap Growth                             -19.17%           2.90%              5.82%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A             N/A              -0.21%           04/30/01
----------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A             N/A             -15.35%           04/30/01
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Quantitative Equity                          -24.22%           8.64%              8.78%(B)        04/30/87
----------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -16.02%           8.29%              8.06%           12/11/92
----------------------------------------------------------------------------------------------------------
Utilities                                       N/A             N/A             -26.05%           04/30/01
----------------------------------------------------------------------------------------------------------
Real Estate Securities                         1.45%           1.68%              2.17%(B)        04/30/87
----------------------------------------------------------------------------------------------------------
Small Company Value                            4.78%            N/A               0.79%           10/01/97
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A             N/A               3.56%           04/30/01
----------------------------------------------------------------------------------------------------------
Value                                          1.72%            N/A               6.72%           01/01/97
----------------------------------------------------------------------------------------------------------
Tactical Allocation                          -14.81%            N/A             -11.49%           05/01/00
----------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A             N/A              -7.20%           04/30/01
----------------------------------------------------------------------------------------------------------
Growth & Income                              -12.74%           8.67%             11.15%           04/23/91
----------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -4.15%            N/A              -0.58%           05/03/99
----------------------------------------------------------------------------------------------------------
Equity-Income                                 -0.38%           9.07%             10.62%           02/19/93
----------------------------------------------------------------------------------------------------------
Income & Value                                -0.68%           7.18%              7.49%           08/03/89
----------------------------------------------------------------------------------------------------------
Balanced                                     -11.67%            N/A              -0.03%           01/01/97
----------------------------------------------------------------------------------------------------------
High Yield                                    -7.03%            N/A              -0.18%           01/01/97
----------------------------------------------------------------------------------------------------------
Strategic Bond                                 4.50%           3.84%              5.30%           02/19/93
----------------------------------------------------------------------------------------------------------
Global Bond                                   -1.13%          -0.54%              3.94%           03/18/88
----------------------------------------------------------------------------------------------------------
Total Return                                   6.50%            N/A               4.94%           05/03/99
----------------------------------------------------------------------------------------------------------
Investment Quality Bond                        5.56%           4.85%              4.89%           06/18/85
----------------------------------------------------------------------------------------------------------
Diversified Bond                               5.33%           6.21%              6.21%           08/03/89
----------------------------------------------------------------------------------------------------------
U.S. Government Securities                     5.27%           4.92%              4.69%           03/18/88
----------------------------------------------------------------------------------------------------------
Money Market                                   1.88%           3.14%              2.86%           06/18/85
----------------------------------------------------------------------------------------------------------
Small Cap Index                               -0.17%            N/A              -4.59%           05/01/00
----------------------------------------------------------------------------------------------------------
International Index                          -23.69%            N/A             -20.59%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -3.35%            N/A               1.46%           05/01/00
----------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -12.87%            N/A             -14.14%           05/01/00
----------------------------------------------------------------------------------------------------------
500 Index                                    -13.81%            N/A             -14.43%           05/01/00
----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -15.10%            N/A               0.11%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -10.54%            N/A               2.76%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -6.34%            N/A               4.06%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -2.72%            N/A               5.06%           01/07/97
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     1.53%            N/A               5.71%           01/07/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -         27.54%            N/A              10.42%           10/13/97
Class B
----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B      2.34%            N/A               9.91%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                               -0.36%            N/A              -9.78%           10/13/97
----------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST


                      CALCULATED AS OF DECEMBER 31, 2002


   (REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Internet Technologies                        -50.14%            N/A             -53.75%           05/01/00
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -24.76%            N/A             -11.12%           01/01/97
----------------------------------------------------------------------------------------------------------
Telecommunications                              N/A             N/A             -40.97%           04/30/01
----------------------------------------------------------------------------------------------------------
Science & Technology                         -45.67%            N/A               1.84%           01/01/97
----------------------------------------------------------------------------------------------------------
International Small Cap                      -36.31%          -1.99%             -0.54%           03/04/96
----------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A             N/A               0.69%           04/30/01
----------------------------------------------------------------------------------------------------------
Aggressive Growth                            -31.59%            N/A              -1.27%           01/01/97
----------------------------------------------------------------------------------------------------------
Emerging Small Company                       -28.14%            N/A               6.39%           01/01/97
----------------------------------------------------------------------------------------------------------
Small Company Blend                           -9.76%            N/A              -3.45%           05/03/99
----------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.74%            N/A             -46.86%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A             N/A             -22.11%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A             N/A             -21.22%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -17.77%            N/A              -9.07%           05/03/99
----------------------------------------------------------------------------------------------------------
All Cap Growth                               -29.55%           5.37%              5.43%           03/04/96
----------------------------------------------------------------------------------------------------------
Financial Services                              N/A             N/A             -13.47%           04/30/01
----------------------------------------------------------------------------------------------------------
Overseas                                     -27.08%          -2.92%             -0.12%           01/09/95
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
International Stock                          -27.49%            N/A              -2.33%           01/01/97
----------------------------------------------------------------------------------------------------------
International Value                          -16.83%            N/A              -8.53%           05/03/99
----------------------------------------------------------------------------------------------------------
Capital Appreciation                         -24.61%            N/A             -29.94%           11/01/00
----------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -21.70%           3.33%              8.51%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A             N/A             -24.11%           04/30/01
----------------------------------------------------------------------------------------------------------
Global Equity                                -22.47%           3.33%              5.51%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A             N/A             -18.02%           04/30/01
----------------------------------------------------------------------------------------------------------
All Cap Core                                 -27.33%           1.68%              3.21%           07/15/96
----------------------------------------------------------------------------------------------------------
Large Cap Growth                             -24.06%           2.22%              5.04%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A             N/A              -6.20%           04/30/01
----------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A             N/A             -20.40%           04/30/01
----------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.80%            N/A               8.14%           01/01/97
----------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -21.10%           7.65%              7.29%           12/11/92
----------------------------------------------------------------------------------------------------------
Utilities                                       N/A             N/A             -30.44%           04/30/01
----------------------------------------------------------------------------------------------------------
Real Estate Securities                        -4.72%            N/A               1.38%           01/01/97
----------------------------------------------------------------------------------------------------------
Small Company Value                           -1.60%            N/A              -0.17%           10/01/97
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A             N/A              -2.66%           04/30/01
----------------------------------------------------------------------------------------------------------
Value                                         -4.47%            N/A               5.99%           01/01/97
----------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.97%            N/A             -14.63%           05/01/00
----------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A             N/A             -12.75%           04/30/01
----------------------------------------------------------------------------------------------------------
Growth & Income                              -18.03%           8.03%             10.01%           04/23/91
----------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.98%            N/A              -2.73%           05/03/99
----------------------------------------------------------------------------------------------------------
Equity-Income                                 -6.44%           8.38%              9.95%           02/19/93
----------------------------------------------------------------------------------------------------------
Income & Value                                -6.72%           6.47%              6.60%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
Balanced                                     -17.03%            N/A              -0.75%           01/01/97
----------------------------------------------------------------------------------------------------------
High Yield                                   -12.68%            N/A              -0.93%           01/01/97
----------------------------------------------------------------------------------------------------------
Strategic Bond                                -1.87%           3.08%              4.56%           02/19/93
----------------------------------------------------------------------------------------------------------
Global Bond                                   -7.14%          -1.34%              2.89%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Total Return                                   0.01%            N/A               2.70%           05/03/99
----------------------------------------------------------------------------------------------------------
Investment Quality Bond                       -0.87%           4.10%              4.09%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Diversified Bond                              -1.09%           5.47%              5.33%(B)        08/03/89
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -1.14%           4.16%              3.88%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Money Market                                  -4.30%           2.38%              1.94%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Small Cap Index                               -6.25%            N/A              -7.97%           05/01/00
----------------------------------------------------------------------------------------------------------
International Index                          -28.29%            N/A             -23.43%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -9.23%            N/A              -2.11%           05/01/00
----------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -18.15%            N/A             -17.21%           05/01/00
----------------------------------------------------------------------------------------------------------
500 Index                                    -19.04%            N/A             -17.49%           05/01/00
----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -20.24%            N/A              -0.63%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.97%            N/A               2.04%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -12.03%            N/A               3.34%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -8.63%            N/A               4.34%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -4.65%            N/A               4.98%           01/07/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                       20.74%            N/A               9.43%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B     -3.89%            N/A               6.36%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                               -6.43%            N/A             -10.96%           10/13/97
----------------------------------------------------------------------------------------------------------


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)


                      CALCULATED AS OF DECEMBER 31, 2002


                   (REFLECTING THE OPTIONAL ANNUAL STEP DEATH
                         BENEFIT, GEM, AND GRIP II FEES)

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Internet Technologies                        -50.14%            N/A             -53.75%           05/01/00
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -24.76%         -11.26%             -6.88%           10/04/94
----------------------------------------------------------------------------------------------------------
Telecommunications                              N/A             N/A             -40.97%           04/30/01
----------------------------------------------------------------------------------------------------------
Science & Technology                         -45.67%            N/A               1.84%           01/01/97
----------------------------------------------------------------------------------------------------------
International Small Cap                      -36.31%          -1.99%             -0.54%           03/04/96
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A             N/A               0.69%           04/30/01
----------------------------------------------------------------------------------------------------------
Aggressive Growth                            -31.59%            N/A              -1.27%           01/01/97
----------------------------------------------------------------------------------------------------------
Emerging Small Company                       -28.14%            N/A               6.39%           01/01/97
----------------------------------------------------------------------------------------------------------
Small Company Blend                           -9.76%            N/A              -3.45%           05/03/99
----------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.74%            N/A             -46.86%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A             N/A             -22.11%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A             N/A             -21.22%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -17.77%            N/A              -9.07%           05/03/99
----------------------------------------------------------------------------------------------------------
All Cap Growth                               -29.55%           5.37%              5.43%           03/04/96
----------------------------------------------------------------------------------------------------------
Financial Services                              N/A             N/A             -13.47%           04/30/01
----------------------------------------------------------------------------------------------------------
Overseas                                     -27.08%          -2.92%             -0.12%           01/09/95
----------------------------------------------------------------------------------------------------------
International Stock                          -27.49%            N/A              -2.33%           01/01/97
----------------------------------------------------------------------------------------------------------
International Value                          -16.83%            N/A              -8.53%           05/03/99
----------------------------------------------------------------------------------------------------------
Capital Appreciation                         -24.61%            N/A             -29.94%           11/01/00
----------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -21.70%           3.33%              8.51%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A             N/A             -24.11%           04/30/01
----------------------------------------------------------------------------------------------------------
Global Equity                                -22.47%           3.33%              5.51%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A             N/A             -18.02%           04/30/01
----------------------------------------------------------------------------------------------------------
All Cap Core                                 -27.33%           1.68%              3.21%           07/15/96
----------------------------------------------------------------------------------------------------------
Large Cap Growth                             -24.06%           2.22%              5.04%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A             N/A              -6.20%           04/30/01
----------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A             N/A             -20.40%           04/30/01
----------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.80%           8.00%              8.62%(B)        04/30/87
----------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -21.10%           7.65%              7.29%           12/11/92
----------------------------------------------------------------------------------------------------------
Utilities                                       N/A             N/A             -30.44%           04/30/01
----------------------------------------------------------------------------------------------------------
Real Estate Securities                        -4.72%           0.88%              7.69%(B)        04/30/87
----------------------------------------------------------------------------------------------------------
Small Company Value                           -1.60%            N/A              -0.17%           10/01/97
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A             N/A              -2.66%           04/30/01
----------------------------------------------------------------------------------------------------------
Value                                         -4.47%            N/A               5.99%           01/01/97
----------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.97%            N/A             -14.63%           05/01/00
----------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A             N/A             -12.75%           04/30/01
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Growth & Income                              -18.03%           8.03%             10.01%           04/23/91
----------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.98%            N/A              -2.73%           05/03/99
----------------------------------------------------------------------------------------------------------
Equity-Income                                 -6.44%           8.38%              9.95%           02/19/93
----------------------------------------------------------------------------------------------------------
Income & Value                                -6.72%           6.47%              6.60%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
Balanced                                     -17.03%            N/A              -0.75%           01/01/97
----------------------------------------------------------------------------------------------------------
High Yield                                   -12.68%            N/A              -0.93%           01/01/97
----------------------------------------------------------------------------------------------------------
Strategic Bond                                -1.87%           3.08%              4.56%           02/19/93
----------------------------------------------------------------------------------------------------------
Global Bond                                   -7.14%          -1.34%              2.89%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Total Return                                   0.01%            N/A               2.70%           05/03/99
----------------------------------------------------------------------------------------------------------
Investment Quality Bond                       -0.87%           4.10%              4.09%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Diversified Bond                              -1.09%           5.47%              5.33%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -1.14%           4.16%              3.88%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Money Market                                  -4.30%           2.38%              1.94%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Small Cap Index                               -6.25%            N/A              -7.97%           05/01/00
----------------------------------------------------------------------------------------------------------
International Index                          -28.29%            N/A             -23.43%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -9.23%            N/A              -2.11%           05/01/00
----------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -18.15%            N/A             -17.21%           05/01/00
----------------------------------------------------------------------------------------------------------
500 Index                                    -19.04%            N/A             -17.49%           05/01/00
----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -20.24%            N/A              -0.63%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.97%            N/A               2.04%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -12.03%            N/A               3.34%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -8.63%            N/A               4.34%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -4.65%            N/A               4.98%           01/07/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                       20.74%            N/A               9.43%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B     -3.89%            N/A               6.36%           10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                               -6.43%            N/A             -10.96%           10/13/97
----------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)


                      CALCULATED AS OF DECEMBER 31, 2002


   (REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Internet Technologies                        -47.59%            N/A             -52.34%           05/01/00
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -20.59%         -11.26%             -6.73%           10/04/94
----------------------------------------------------------------------------------------------------------
Telecommunications                              N/A             N/A             -50.20%           04/30/01
----------------------------------------------------------------------------------------------------------
Science & Technology                         -42.84%            N/A               1.95%           01/01/97
----------------------------------------------------------------------------------------------------------
International Small Cap                      -32.88%          -1.99%             -0.43%           03/04/96
----------------------------------------------------------------------------------------------------------
Health Sciences                                 N/A             N/A              10.52%           04/30/01
----------------------------------------------------------------------------------------------------------
Aggressive Growth                            -27.86%            N/A              -1.14%           01/01/97
----------------------------------------------------------------------------------------------------------
Emerging Small Company                       -24.19%            N/A               6.49%           01/01/97
----------------------------------------------------------------------------------------------------------
Small Company Blend                           -4.64%            N/A              -1.92%           05/03/99
----------------------------------------------------------------------------------------------------------
Dynamic Growth                               -41.86%            N/A             -45.23%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  N/A             N/A             -24.65%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                           N/A             N/A             -23.36%           04/30/01
----------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -13.16%            N/A              -7.62%           05/03/99
----------------------------------------------------------------------------------------------------------
All Cap Growth                               -25.69%           5.37%              5.52%           03/04/96
----------------------------------------------------------------------------------------------------------
Financial Services                              N/A             N/A             -11.85%           04/30/01
----------------------------------------------------------------------------------------------------------
Overseas                                     -23.07%          -2.92%             -0.02%           01/09/95
----------------------------------------------------------------------------------------------------------
International Stock                          -23.50%            N/A              -2.20%           01/01/97
----------------------------------------------------------------------------------------------------------
International Value                          -12.15%            N/A              -7.07%           05/03/99
----------------------------------------------------------------------------------------------------------
Capital Appreciation                         -20.44%            N/A             -26.82%           11/01/00
----------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -17.34%           3.33%              8.51%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A             N/A             -27.53%           04/30/01
----------------------------------------------------------------------------------------------------------
Global Equity                                -18.16%           3.33%              5.51%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Strategic Growth                                N/A             N/A             -18.68%           04/30/01
----------------------------------------------------------------------------------------------------------
All Cap Core                                 -23.33%           1.68%              3.31%           07/15/96
----------------------------------------------------------------------------------------------------------
Large Cap Growth                             -19.85%           2.22%              5.04%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
All Cap Value                                   N/A             N/A              -0.57%           04/30/01
----------------------------------------------------------------------------------------------------------
Capital Opportunities                           N/A             N/A             -22.17%           04/30/01
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Quantitative Equity                          -24.89%           8.00%             8.62%(B)         04/30/87
----------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -16.70%           7.65%              7.34%           12/11/92
----------------------------------------------------------------------------------------------------------
Utilities                                       N/A             N/A             -36.37%           04/30/01
----------------------------------------------------------------------------------------------------------
Real Estate Securities                         0.72%           0.88%              7.69%(B)        04/30/87
----------------------------------------------------------------------------------------------------------
Small Company Value                            4.04%            N/A              -0.04%           10/01/97
----------------------------------------------------------------------------------------------------------
Mid Cap Value                                   N/A             N/A               5.09%           04/30/01
----------------------------------------------------------------------------------------------------------
Value                                          0.99%            N/A               6.08%           01/01/97
----------------------------------------------------------------------------------------------------------
Tactical Allocation                          -15.50%            N/A             -11.99%           05/01/00
----------------------------------------------------------------------------------------------------------
Fundamental Value                               N/A             N/A             -10.75%           04/30/01
----------------------------------------------------------------------------------------------------------
Growth & Income                              -13.44%           8.03%             10.01%           04/23/91
----------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -4.87%            N/A              -1.19%           05/03/99
----------------------------------------------------------------------------------------------------------
Equity-Income                                 -1.10%           8.38%              9.99%           02/19/93
----------------------------------------------------------------------------------------------------------
Income & Value                                -1.41%           6.47%              6.60%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
Balanced                                     -12.37%            N/A              -0.63%           01/01/97
----------------------------------------------------------------------------------------------------------
High Yield                                    -7.74%            N/A              -0.80%           01/01/97
----------------------------------------------------------------------------------------------------------
Strategic Bond                                 3.76%           3.08%              4.62%           02/19/93
----------------------------------------------------------------------------------------------------------
Global Bond                                   -1.85%          -1.34%              2.89%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Total Return                                   5.76%            N/A               4.31%           05/03/99
----------------------------------------------------------------------------------------------------------
Investment Quality Bond                        4.82%           4.10%              4.09%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Diversified Bond                               4.58%           5.47%              5.33%(B)        08/03/89
----------------------------------------------------------------------------------------------------------
U.S. Government Securities                     4.53%           4.16%              3.88%(B)        03/18/88
----------------------------------------------------------------------------------------------------------
Money Market                                   1.17%           2.38%              1.94%(B)        06/18/85
----------------------------------------------------------------------------------------------------------
Small Cap Index                               -0.90%            N/A              -5.12%           05/01/00
----------------------------------------------------------------------------------------------------------
International Index                          -24.35%            N/A             -21.06%           05/01/00
----------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -4.07%            N/A               0.93%           05/01/00
----------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -13.57%            N/A             -14.64%           05/01/00
----------------------------------------------------------------------------------------------------------
500 Index                                    -14.51%            N/A             -14.93%           05/01/00
----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -15.79%            N/A              -0.51%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -11.24%            N/A               2.15%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -7.06%            N/A               3.44%           01/07/97
----------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -3.44%            N/A               4.44%           01/07/97
----------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     0.80%            N/A             5.08%             01/07/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus -
Class B                                       26.74%            N/A             9.53%             10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus - Class B      1.61%            N/A             6.47%             10/13/97
----------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus - Class B                               -1.09%            N/A           -10.76%             10/13/97
----------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
   (REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)



                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Growth Fund                                     %              %                  %
----------------------------------------------------------------------------------------------------------
International Fund                              %              %                  %
----------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                %              %                  %
----------------------------------------------------------------------------------------------------------
Growth-Income Fund                              %              %                 -%
----------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
(NOT REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)



                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Growth Fund                                     %              %                  %
----------------------------------------------------------------------------------------------------------
International Fund                              %              %                  %
----------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                %              %                  %
----------------------------------------------------------------------------------------------------------
Growth-Income Fund                              %              %                 -%
----------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
   (REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)



                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Growth Fund                                     %              %                  %
----------------------------------------------------------------------------------------------------------
International Fund                              %              %                  %
----------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                %              %                  %
----------------------------------------------------------------------------------------------------------
Growth-Income Fund                              %              %                 -%
----------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
 (NOT REFLECTING THE OPTIONAL ANNUAL STEP DEATH BENEFIT, GEM, AND GRIP II FEES)



                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR      WHICHEVER IS SHORTER     DATE(A)
----------------------------------------------------------------------------------------------------------
Growth Fund                                     %              %                  %
----------------------------------------------------------------------------------------------------------
International Fund                              %              %                  %
----------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                %              %                  %
----------------------------------------------------------------------------------------------------------
Growth-Income Fund                              %              %                 -%
----------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                                   APPENDIX C



The first accumulation unit value tables below reflects the fees for GEM and the second table reflects the fees for the Annual Step Death Benefit. The prospectus contains the following two additional accumulation unit value tables: one table reflecting the fees for the GEM and the annual Step Death Benefit and a second table not reflecting the fees for any optional benefits.



                TABLE OF ACCUMULATION UNIT VALUES - WEALTHMARK(A)
                              (REFLECTING EER ONLY)



---------------------------------------------------------------------------------------------------------
                                                                        Individual
                                   Unit Value        Unit Value     Contract Number of    Group Contract
                                       At                at               Units           Number of Units
         Sub-Account             Start of Year (B)   End of Year     at End of Year       at End of Year
---------------------------------------------------------------------------------------------------------
Alger American Balanced
2002                             $    12.500000                   $
---------------------------------------------------------------------------------------------------------
Alger America Leverage AllCap
2002
---------------------------------------------------------------------------------------------------------
Credit Suiss Trust - Emerging
Markets
2002
---------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global
Post - Venture Capital
2002
---------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock
2002
---------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible
Growth Fund, Inc.
2002
---------------------------------------------------------------------------------------------------------
INVESCO VIF - Utilities Fund
Portfolio
2002
---------------------------------------------------------------------------------------------------------
Scudder 21st Centur Growth
2002
---------------------------------------------------------------------------------------------------------
Scudder Capital Growth
2002
---------------------------------------------------------------------------------------------------------
Scudder Global Discovery
2002
---------------------------------------------------------------------------------------------------------
Scudder Growth and Income
2002
---------------------------------------------------------------------------------------------------------
Scudder Health Sciences
2002
---------------------------------------------------------------------------------------------------------
Scudder International
2002
---------------------------------------------------------------------------------------------------------
Scudder Aggressive
2002
---------------------------------------------------------------------------------------------------------
Scudder Blue Chip
2002
---------------------------------------------------------------------------------------------------------
Scudder Contrarian Value
2002
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                        Individual
                                   Unit Value        Unit Value     Contract Number of    Group Contract
                                       At                at               Units           Number of Units
         Sub-Account             Start of Year (B)   End of Year     at End of Year       at End of Year
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip
2002
---------------------------------------------------------------------------------------------------------
Scudder Government Securities
2002
---------------------------------------------------------------------------------------------------------
Scudder Growth
2002
---------------------------------------------------------------------------------------------------------
Scudder High Income
2002
---------------------------------------------------------------------------------------------------------
Scudder International Select
Equity
2002
---------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond
2002
---------------------------------------------------------------------------------------------------------
Scudder Money Market
2002
---------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth
2002
---------------------------------------------------------------------------------------------------------
Scudder Technoloyg Growth
2002
---------------------------------------------------------------------------------------------------------
Scudder Total Return
2002
---------------------------------------------------------------------------------------------------------
SVS Davis Venture Value
2002
---------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services
2002
---------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity
2002
---------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Vlaue
2002
---------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap
Growth
2002
---------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth
2002
---------------------------------------------------------------------------------------------------------
SVS Index 500
2002
---------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth
2002
---------------------------------------------------------------------------------------------------------
SVS Janus Growth and Income
2002
---------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                        Individual
                                   Unit Value        Unit Value     Contract Number of    Group Contract
                                       At                at               Units           Number of Units
         Sub-Account             Start of Year (B)   End of Year     at End of Year       at End of Year
---------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value
2002
---------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity
2002
---------------------------------------------------------------------------------------------------------
SVS Turner MidCap Growth
2002
---------------------------------------------------------------------------------------------------------



(A) Units under these series of contracts were first credited under the sub-accounts on October 7, 2002.

                TABLE OF ACCUMULATION UNIT VALUES - WEALTHMARK(A)
                   (reflecting Annual Step Death Benefit Only)



-------------------------------------------------------------------------------------------------------------
                                                                         INDIVIDUAL
                                    UNIT VALUE        UNIT VALUE      CONTRACT NUMBER OF      GROUP CONTRACT
                                        AT                AT               UNITS             NUMBER OF UNITS
         SUB-ACCOUNT            START OF YEAR(B)      END OF YEAR      AT END OF YEAR         AT END OF YEAR
-------------------------------------------------------------------------------------------------------------
Alger American Balanced
2002                               $12.500000             $
-------------------------------------------------------------------------------------------------------------
Alger America Leverage AllCap
2002
-------------------------------------------------------------------------------------------------------------
Credit Suiss Trust - Emerging
Markets
2002
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global
Post - Venture Capital
2002
-------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock
2002
-------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible
Growth Fund, Inc.
2002
-------------------------------------------------------------------------------------------------------------
INVESCO VIF - Utilities Fund
Portfolio
2002
-------------------------------------------------------------------------------------------------------------
Scudder 21st Centur Growth
2002
-------------------------------------------------------------------------------------------------------------
Scudder Capital Growth
2002
-------------------------------------------------------------------------------------------------------------
Scudder Global Discovery
2002
-------------------------------------------------------------------------------------------------------------
Scudder Growth and Income
2002
-------------------------------------------------------------------------------------------------------------
Scudder Health Sciences
2002
-------------------------------------------------------------------------------------------------------------
Scudder International
2002
-------------------------------------------------------------------------------------------------------------
Scudder Aggressive
2002
-------------------------------------------------------------------------------------------------------------
Scudder Blue Chip
2002
-------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value
2002
-------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip
2002
-------------------------------------------------------------------------------------------------------------
Scudder Government Securities
2002
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                         INDIVIDUAL
                                    UNIT VALUE        UNIT VALUE      CONTRACT NUMBER OF      GROUP CONTRACT
                                        AT                AT               UNITS             NUMBER OF UNITS
         SUB-ACCOUNT            START OF YEAR(B)      END OF YEAR      AT END OF YEAR         AT END OF YEAR
-------------------------------------------------------------------------------------------------------------
Scudder Growth
2002
-------------------------------------------------------------------------------------------------------------
Scudder High Income
2002
-------------------------------------------------------------------------------------------------------------
Scudder International Select
Equity
2002
-------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond
2002
-------------------------------------------------------------------------------------------------------------
Scudder Money Market
2002
-------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth
2002
-------------------------------------------------------------------------------------------------------------
Scudder Technoloyg Growth
2002
-------------------------------------------------------------------------------------------------------------
Scudder Total Return
2002
-------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value
2002
-------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services
2002
-------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity
2002
-------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Vlaue
2002
-------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap
Growth
2002
-------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth
2002
-------------------------------------------------------------------------------------------------------------
SVS Index 500
2002
-------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth
2002
-------------------------------------------------------------------------------------------------------------
SVS Janus Growth and Income
2002
-------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities
-------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value
2002
-------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity
2002
-------------------------------------------------------------------------------------------------------------
SVS Turner MidCap Growth
2002
-------------------------------------------------------------------------------------------------------------

(A) Units under these series of contracts were first credited under the sub-accounts on October 7, 2002.

                                   APPENDIX D
           ACCUMULATION UNIT VALUE TABLES - VENTURE - SERIES SHARES


The first accumulation unit value tables below reflects the fees for GEM and the second table reflects the fees for the Annual Step Death Benefit. The prospectus contains the following two additional accumulation unit value tables: one table reflecting the fees for the GEM and the annual Step Death Benefit and a second table not reflecting the fees for any optional benefits.

                        TABLE OF ACCUMULATION UNIT VALUES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                  (REFLECTING THE ADDITIONAL STEP BENEFIT ONLY)

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
            SUB-ACCOUNT                                        START OF YEAR*              END OF YEAR              END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Internet Technologies
12/31/2001                                                       12.500000                   7.690427                 0.000
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Market
12/31/2001                                                       12.500000                  10.483420               360.596
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications
12/31/2001                                                       12.500000                   8.705111                 0.000
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology
12/31/2001                                                       12.500000                   7.661917             4,076.040
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap
12/31/2001                                                       12.500000                  10.388191               321.473
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences
12/31/2001                                                       12.500000                  11.751823             3,598.598
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
12/31/2001                                                       12.500000                   9.801939             2,666.360
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
        SUB-ACCOUNT                                             START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
12/31/2001                                                       12.500000                  9.728980                 2,557.349
------------------------------------------------------------------------------------------------------------------------------------
Small Company Blend
12/31/2001                                                       12.500000                  9.636300                10,681.436
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
12/31/2001                                                       12.500000                  9.468651                 3,435.679
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
12/31/2001                                                       12.500000                 8.831343                  6,574.516
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
12/31/2001                                                       12.500000                  9.357722                 1,097.118
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
12/31/2001                                                       12.500000                 10.392180                 6,546.912
------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth
12/31/2001                                                       12.500000                  9.902928                 8,373.552
------------------------------------------------------------------------------------------------------------------------------------
Financial Services
12/31/2001                                                       12.500000                 10.803194                     0.000
------------------------------------------------------------------------------------------------------------------------------------
Overseas
12/31/2001                                                       12.500000                 10.595459                   172.741
------------------------------------------------------------------------------------------------------------------------------------
International Stock
12/31/2001                                                       12.500000                 10.723456                 1,576.665
------------------------------------------------------------------------------------------------------------------------------------
International Value
12/31/2001                                                       12.500000                 10.641116                 4,570.825
------------------------------------------------------------------------------------------------------------------------------------
All Cap Value
12/31/2001                                                       12.500000                 10.676595                 1,015.252
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
12/31/2001                                                       12.500000                 10.241815                 4,836.997
------------------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
12/31/2001                                                       12.500000                  9.297465                 9,469.243
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
12/31/2001                                                       12.500000                  9.994509                     0.000
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
12/31/2001                                                       12.500000                 10.446866                 1,126.162
------------------------------------------------------------------------------------------------------------------------------------
Strategic Growth
12/31/2001                                                       12.500000                  9.919052                 3,809.560
------------------------------------------------------------------------------------------------------------------------------------
Growth
12/31/2001                                                       12.500000                 10.282961                   214.163
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
12/31/2001                                                       12.500000                 10.339934                 9,275.998
------------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities
12/31/2001                                                       12.500000                  9.914127                 1,245.059
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
12/31/2001                                                       12.500000                 10.103650                 4,145.231
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
12/31/2001                                                       12.500000                 10.740236                 6,709.983
------------------------------------------------------------------------------------------------------------------------------------
Utilities
12/31/2001                                                       12.500000                 10.584188                   566.883
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
12/31/2001                                                       12.500000                 12.072788                11,075.865
------------------------------------------------------------------------------------------------------------------------------------
Small Company Value
12/31/2001                                                       12.500000                 10.988112                13,189.096
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
12/31/2001                                                       12.500000                 11.519405                11,864.345
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
        SUB-ACCOUNT                                             START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Value
12/31/2001                                                       12.500000                 10.847582                  8,999.203
------------------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
12/31/2001                                                       12.500000                 10.671865                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value
12/31/2001                                                       12.500000                 10.936228                 40,941.549
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income
12/31/2001                                                       12.500000                 10.884665                 31,887.654
------------------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
12/31/2001                                                       12.500000                 10.349858                 13,437.861
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income
12/31/2001                                                       12.500000                 11.329142                 28,696.920
------------------------------------------------------------------------------------------------------------------------------------
Income & Value
12/31/2001                                                       12.500000                 11.015976                  7,959.120
------------------------------------------------------------------------------------------------------------------------------------
Balanced
12/31/2001                                                       12.500000                 11.132648                      0.000
------------------------------------------------------------------------------------------------------------------------------------
High Yield
12/31/2001                                                       12.500000                 11.637500                  3,623.802
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond
12/31/2001                                                       12.500000                 12.572709                  4,812.113
------------------------------------------------------------------------------------------------------------------------------------
Global Bond
12/31/2001                                                       12.500000                 13.064724                  1,820.950
------------------------------------------------------------------------------------------------------------------------------------
Total Return
12/31/2001                                                       12.500000                 12.864283                 46,567.936
------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
12/31/2001                                                       12.500000                 12.615182                  6,248.640
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
12/31/2001                                                       12.500000                 12.706724                 26,251.697
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
12/31/2001                                                       12.500000                 12.791442                 26,818.196
------------------------------------------------------------------------------------------------------------------------------------
Money Market
12/31/2001                                                       12.500000                 12.526930                121,925.606
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index
12/31/2001                                                       12.500000                 10.341106                  1,265.966
------------------------------------------------------------------------------------------------------------------------------------
International Index
12/31/2001                                                       12.500000                 10.827855                    467.423
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
12/31/2001                                                       12.500000                 10.509813                  3,202.583
------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
12/31/2001                                                       12.500000                 10.609390                    181.718
------------------------------------------------------------------------------------------------------------------------------------
500 Index
12/31/2001                                                       12.500000                 10.695438                  6,320.795
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
12/31/2001                                                       12.500000                 10.497692                  1,949.167
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
12/31/2001                                                       12.500000                  8.831343                  6,574.516
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
        SUB-ACCOUNT                                             START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
12/31/2001                                                       12.500000                 11.439392                  6,122.718
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
12/31/2001                                                       12.500000                 11.859365                  8,967.344
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
12/31/2001                                                       12.500000                 12.313413                  4,878.823
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Focus
12/31/2001                                                       12.500000                 10.299734                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Basic Value Focus
12/31/2001                                                       12.500000                 10.299734                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Developing Capital Markets
12/31/2001                                                       12.500000                 10.234680                      0.000
------------------------------------------------------------------------------------------------------------------------------------

- *Units under this series of contracts were first credited under the sub-accounts on August 1, 2001.

                        TABLE OF ACCUMULATION UNIT VALUES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                  (REFLECTING THE ADDITIONAL STEP BENEFIT ONLY)

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
        SUB-ACCOUNT                                             START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Internet Technologies
12/31/2001                                                       12.500000                  7.690427                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Market
12/31/2001                                                       12.500000                 10.483420                    360.596
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications
12/31/2001                                                       12.500000                  8.705111                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology
12/31/2001                                                       12.500000                  7.661917                  4,076.040
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap
12/31/2001                                                       12.500000                 10.388191                    321.473
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences
12/31/2001                                                       12.500000                 11.751823                  3,598.598
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
12/31/2001                                                       12.500000                  9.801939                  2,666.360
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
12/31/2001                                                       12.500000                  9.728980                  2,557.349
------------------------------------------------------------------------------------------------------------------------------------
Small Company Blend
12/31/2001                                                       12.500000                  9.636300                 10,681.436
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
12/31/2001                                                       12.500000                  9.468651                  3,435.679
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
12/31/2001                                                       12.500000                  8.831343                  6,574.516
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
12/31/2001                                                       12.500000                  9.357722                  1,097.118
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
12/3/2001                                                        12.500000                 10.392180                  6,546.912
------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth
12/31/2001                                                       12.500000                  9.902928                  8,373.552
------------------------------------------------------------------------------------------------------------------------------------
Financial Services
12/31/2001                                                       12.500000                 10.803194                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Overseas
12/31/2001                                                       12.500000                 10.595459                    172.741
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
        SUB-ACCOUNT                                             START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
International Stock
12/31/2001                                                       12.500000                 10.723456                  1,576.665
------------------------------------------------------------------------------------------------------------------------------------
All Cap Value
12/31/2001                                                       12.500000                 10.676595                  1,015.252
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
12/31/2001                                                       12.500000                 10.241815                  4,836.997
------------------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
12/31/2001                                                       12.500000                  9.297465                  9,469.243
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
12/31/2001                                                       12.500000                  9.994509                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
12/31/2001                                                       12.500000                 10.446866                  1,126.162
------------------------------------------------------------------------------------------------------------------------------------
Strategic Growth
12/31/2001                                                       12.500000                  9.919052                  3,809.560
------------------------------------------------------------------------------------------------------------------------------------
Growth
12/31/2001                                                       12.500000                 10.282961                    214.163
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
12/31/2001                                                       12.500000                 10.339934                  9,275.998
------------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities
12/31/2001                                                       12.500000                  9.914127                  1,245.059
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
12/31/2001                                                       12.500000                 10.103650                  4,145.231
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
12/31/2001                                                       12.500000                 10.740236                  6,709.983
------------------------------------------------------------------------------------------------------------------------------------
Utilities
12/31/2001                                                       12.500000                 10.584188                    566.883
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
12/31/2001                                                       12.500000                 12.072788                 11,075.865
------------------------------------------------------------------------------------------------------------------------------------
Small Company Value
12/31/2001                                                       12.500000                 10.988112                 13,189.096
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
12/31/2001                                                       12.500000                 11.519405                 11,864.345
------------------------------------------------------------------------------------------------------------------------------------
Value
12/31/2001                                                       12.500000                 10.847582                  8,999.203
------------------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
12/31/2001                                                       12.500000                 10.671865                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value
12/31/2001                                                       12.500000                 10.936228                 40,941.549
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income
12/31/2001                                                       12.500000                 10.884665                 31,887.654
------------------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
12/31/2001                                                       12.500000                 10.349858                 13,437.861
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income
12/31/2001                                                       12.500000                 11.329142                 28,696.920
------------------------------------------------------------------------------------------------------------------------------------
Income & Value
12/31/2001                                                       12.500000                 11.015976                  7,959.120
------------------------------------------------------------------------------------------------------------------------------------
Balanced
12/31/2001                                                       12.500000                 11.132648                      0.000
------------------------------------------------------------------------------------------------------------------------------------
High Yield
12/3/2001                                                        12.500000                 11.637500                  3,623.802
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond
12/31/2001                                                       12.500000                 12.572709                  4,812.113
------------------------------------------------------------------------------------------------------------------------------------
Global Bond
12/31/2001                                                       12.500000                 13.064724                  1,820.950
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
        SUB-ACCOUNT                                             START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Total Return
12/31/2001                                                       12.500000                 12.864283                 46,567.936
------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
12/31/2001                                                       12.500000                 12.615182                 36,248.640
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
12/31/2001                                                       12.500000                 12.706724                 26,251.697
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
12/31/2001                                                       12.500000                 12.791442                 26,818.196
------------------------------------------------------------------------------------------------------------------------------------
Money Market
12/31/2001                                                       12.500000                 12.526930                121,925.606
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index
12/31/2001                                                       12.500000                 10.341106                  1,265.966
------------------------------------------------------------------------------------------------------------------------------------
International Index
12/31/2001                                                       12.500000                 10.827855                    467.423
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
12/31/2001                                                       12.500000                  10.509813                  3,202.583
------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
12/31/2001                                                       12.500000                  10.609390                    181.718
------------------------------------------------------------------------------------------------------------------------------------
500 Index
12/31/2001                                                       12.500000                  10.695438                  6,320.795
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
12/31/2001                                                       12.500000                  10.497692                  1,949.167
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
12/31/2001                                                       12.500000                  8.831343                  6,574.516
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
12/31/2001                                                       12.500000                 11.439392                  6,122.718
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
12/31/2001                                                       12.500000                 11.859365                  8,967.344
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
12/31/2001                                                       12.500000                 12.313413                  4,878.823
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Focus
12/31/2001                                                       12.500000                 10.299734                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Basic Value Focus
12/31/2001                                                       12.500000                 10.610880                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Developing Capital Markets
12/31/2001                                                       12.500000                 10.234680                      0.000
------------------------------------------------------------------------------------------------------------------------------------

* Units under this series of contracts were first credited under the sub-accounts on August 1, 2001.

                                   APPENDIX E
           ACCUMULATION UNIT VALUE TABLES - VENTURE - SERIES II SHARES



The first accumulation unit value tables below reflects the fees for GEM and the second table reflects the fees for the Annual Step Death Benefit. The prospectus contains the following two additional accumulation unit value tables: one table reflecting the fees for the GEM and the annual Step Death Benefit and a second table not reflecting the fees for any optional benefits.



                        TABLE OF ACCUMULATION UNIT VALUES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
                  (REFLECTING THE ADDITIONAL STEP BENEFIT ONLY)



------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
        SUB-ACCOUNT                                             START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Internet Technologies
12/31/2001                                                       12.500000                  7.690427                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Market
12/31/2001                                                       12.500000                 10.483420                    360.596
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications
12/31/2001                                                       12.500000                  8.705111                      0.000
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology
12/31/2001                                                       12.500000                  7.661917                  4,076.040
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap
12/31/2001                                                       12.500000                 10.388191                    321.473
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences
12/31/2001                                                       12.500000                 11.751823                  3,598.598
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
12/31/2001                                                       12.500000                  9.801939                  2,666.360
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
    SUB-ACCOUNT                                                 START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
12/31/2001                                                       12.500000                   9.728980                2,557.349
------------------------------------------------------------------------------------------------------------------------------------
Small Company Blend
12/31/2001                                                       12.500000                   9.636300               10,681.436
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
12/31/2001                                                       12.500000                   9.468651                3,435.679
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
12/31/2001                                                       12.500000                   8.831343                6,574.516
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
12/31/2001                                                       12.500000                   9.357722                1,097.118
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
12/31/2001                                                       12.500000                  10.392180                6,546.912
------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth
12/31/2001                                                       12.500000                   9.902928                8,373.552
------------------------------------------------------------------------------------------------------------------------------------
Financial Services
12/31/2001                                                       12.500000                  10.803194                    0.000
------------------------------------------------------------------------------------------------------------------------------------
Overseas
12/31/2001                                                       12.500000                  10.595459                  172.741
------------------------------------------------------------------------------------------------------------------------------------
International Stock
12/31/2001                                                       12.500000                  10.723456                1,576.665
------------------------------------------------------------------------------------------------------------------------------------
International Value
12/31/2001                                                       12.500000                  10.641116                4,570.825
------------------------------------------------------------------------------------------------------------------------------------
All Cap Value
12/31/2001                                                       12.500000                  10.676595                1,015.252
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
12/31/2001                                                       12.500000                  10.241815                4,836.997
------------------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
12/31/2001                                                       12.500000                   9.297465                9,469.243
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
12/31/2001                                                       12.500000                   9.994509                    0.000
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
12/31/2001                                                       12.500000                  10.446866                1,126.162
------------------------------------------------------------------------------------------------------------------------------------
Strategic Growth
12/31/2001                                                       12.500000                   9.919052                3,809.560
------------------------------------------------------------------------------------------------------------------------------------
Growth
12/31/2001                                                       12.500000                  10.282961                  214.163
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
12/31/2001                                                       12.500000                  10.339934                9,275.998
------------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities
12/31/2001                                                       12.500000                   9.914127                1,245.059
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
12/31/2001                                                       12.500000                  10.103650                4,145.231
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
12/31/2001                                                       12.500000                  10.740236                6,709.983
------------------------------------------------------------------------------------------------------------------------------------
Utilities
12/31/2001                                                       12.500000                  10.584188                  566.883
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
12/31/2001                                                       12.500000                  12.072788               11,075.865
------------------------------------------------------------------------------------------------------------------------------------
Small Company Value
12/31/2001                                                       12.500000                  10.988112               13,189.096
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
12/31/2001                                                       12.500000                  11.519405               11,864.345
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
    SUB-ACCOUNT                                                 START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Value
12/31/2001                                                       12.500000                  10.847582               8,999.203
------------------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
12/31/2001                                                       12.500000                  10.671865                   0.000
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value
12/31/2001                                                       12.500000                  10.936228              40,941.549
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income
12/31/2001                                                       12.500000                  10.884665              31,887.654
------------------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
12/31/2001                                                       12.500000                  10.349858              13,437.861
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income
12/31/2001                                                       12.500000                  11.329142              28,696.920
------------------------------------------------------------------------------------------------------------------------------------
Income & Value
12/31/2001                                                       12.500000                  11.015976               7,959.120
------------------------------------------------------------------------------------------------------------------------------------
Balanced
12/31/2001                                                       12.500000                  11.132648                   0.000
------------------------------------------------------------------------------------------------------------------------------------
High Yield
12/31/2001                                                       12.500000                  11.637500               3,623.802
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond
12/31/2001                                                       12.500000                  12.572709               4,812.113
------------------------------------------------------------------------------------------------------------------------------------
Global Bond
12/31/2001                                                       12.500000                  13.064724               1,820.950
------------------------------------------------------------------------------------------------------------------------------------
Total Return
12/31/2001                                                       12.500000                  12.864283              46,567.936
------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
12/31/2001                                                       12.500000                  12.615182              36,248.640
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
12/31/2001                                                       12.500000                  12.706724              26,251.697
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
12/31/2001                                                       12.500000                  12.791442              26,818.196
------------------------------------------------------------------------------------------------------------------------------------
Money Market
12/31/2001                                                       12.500000                  12.526930             121,925.606
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index
12/31/2001                                                       12.500000                  10.341106               1,265.966
------------------------------------------------------------------------------------------------------------------------------------
International Index
12/31/2001                                                       12.500000                  10.827855                 467.423
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
12/31/2001                                                       12.500000                  10.509813               3,202.583
------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
12/31/2001                                                       12.500000                  10.609390                 181.718
------------------------------------------------------------------------------------------------------------------------------------
500 Index
12/31/2001                                                       12.500000                  10.695438               6,320.795
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
12/31/2001                                                       12.500000                  10.497692               1,949.167
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
12/31/2001                                                       12.500000                   8.831343               6,574.516
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
    SUB-ACCOUNT                                                 START OF YEAR*              END OF YEAR            END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
12/31/2001                                                       12.500000                 11.439392               6,122.718
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
12/31/2001                                                       12.500000                 11.859365               8,967.344
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
12/31/2001                                                       12.500000                 12.313413               4,878.823
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Focus
12/31/2001                                                       12.500000                 10.299734                   0.000
------------------------------------------------------------------------------------------------------------------------------------
Basic Value Focus
12/31/2001                                                       12.500000                 10.610880                   0.000
------------------------------------------------------------------------------------------------------------------------------------
Developing Capital Markets
12/31/2001                                                       12.500000                 10.234680                   0.000
------------------------------------------------------------------------------------------------------------------------------------



- *Units under this series of contracts were first credited under the sub-accounts on August 1, 2001.



                        TABLE OF ACCUMULATION UNIT VALUES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
                  (REFLECTING THE ADDITIONAL STEP BENEFIT ONLY)



------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
    SUB-ACCOUNT                                                 START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Internet Technologies
12/31/2001                                                         12.500000                  7.690427                   0.000
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Market
12/31/2001                                                         12.500000                 10.483420                 360.596
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications
12/31/2001                                                         12.500000                  8.705111                   0.000
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology
12/31/2001                                                         12.500000                  7.661917               4,076.040
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap
12/31/2001                                                         12.500000                 10.388191                 321.473
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences
12/31/2001                                                         12.500000                 11.751823               3,598.598
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
12/31/2001                                                         12.500000                  9.801939               2,666.360
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
12/31/2001                                                         12.500000                  9.728980               2,557.349
------------------------------------------------------------------------------------------------------------------------------------
Small Company Blend
12/31/2001                                                         12.500000                  9.636300              10,681.436
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
12/31/2001                                                         12.500000                  9.468651               3,435.679
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
12/31/2001                                                         12.500000                  8.831343               6,574.516
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
12/31/2001                                                         12.500000                  9.357722               1,097.118
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
12/3/2001                                                          12.500000                 10.392180               6,546.912
------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth
12/31/2001                                                         12.500000                  9.902928               8,373.552
------------------------------------------------------------------------------------------------------------------------------------
Financial Services
12/31/2001                                                         12.500000                 10.803194                   0.000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
    SUB-ACCOUNT                                                 START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Overseas
12/31/2001                                                         12.500000                 10.595459                  172.741
------------------------------------------------------------------------------------------------------------------------------------
International Stock
12/31/2001                                                         12.500000                 10.723456                1,576.665
------------------------------------------------------------------------------------------------------------------------------------
All Cap Value
12/31/2001                                                         12.500000                 10.676595                1,015.252
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
12/31/2001                                                         12.500000                 10.241815                4,836.997
------------------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
12/31/2001                                                         12.500000                  9.297465                9,469.243
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
12/31/2001                                                         12.500000                  9.994509                    0.000
------------------------------------------------------------------------------------------------------------------------------------
Global Equity
12/31/2001                                                         12.500000                 10.446866                1,126.162
------------------------------------------------------------------------------------------------------------------------------------
Strategic Growth
12/31/2001                                                         12.500000                  9.919052                3,809.560
------------------------------------------------------------------------------------------------------------------------------------
Growth
12/31/2001                                                         12.500000                 10.282961                  214.163
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
12/31/2001                                                         12.500000                 10.339934                9,275.998
------------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities
12/31/2001                                                         12.500000                  9.914127                1,245.059
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
12/31/2001                                                         12.500000                 10.103650                4,145.231
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
12/31/2001                                                         12.500000                 10.740236                6,709.983
------------------------------------------------------------------------------------------------------------------------------------
Utilities
12/31/2001                                                         12.500000                 10.584188                  566.883
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
12/31/2001                                                         12.500000                 12.072788               11,075.865
------------------------------------------------------------------------------------------------------------------------------------
Small Company Value
12/31/2001                                                         12.500000                 10.988112               13,189.096
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
12/31/2001                                                         12.500000                 11.519405               11,864.345
------------------------------------------------------------------------------------------------------------------------------------
Value
12/31/2001                                                         12.500000                 10.847582                8,999.203
------------------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
12/31/2001                                                         12.500000                 10.671865                    0.000
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value
12/31/2001                                                         12.500000                 10.936228               40,941.549
------------------------------------------------------------------------------------------------------------------------------------
Growth & Income
12/31/2001                                                         12.500000                 10.884665               31,887.654
------------------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
12/31/2001                                                         12.500000                 10.349858               13,437.861
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income
12/31/2001                                                         12.500000                 11.329142               28,696.920
------------------------------------------------------------------------------------------------------------------------------------
Income & Value
12/31/2001                                                         12.500000                 11.015976                7,959.120
------------------------------------------------------------------------------------------------------------------------------------
Balanced
12/31/2001                                                         12.500000                 11.132648                    0.000
------------------------------------------------------------------------------------------------------------------------------------
High Yield
12/3/2001                                                          12.500000                 11.637500                3,623.802
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond
12/31/2001                                                         12.500000                 12.572709                4,812.113
------------------------------------------------------------------------------------------------------------------------------------

Global Bond
12/31/2001                                                         12.500000                 13.064724                1,820.950
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                UNIT VALUE AT              UNIT VALUE AT        NUMBER OF UNITS AT
    SUB-ACCOUNT                                                 START OF YEAR*              END OF YEAR             END OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
Total Return
12/31/2001                                                         12.500000                 12.864283               46,567.936
------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
12/31/2001                                                         12.500000                 12.615182               36,248.640
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
12/31/2001                                                         12.500000                 12.706724               26,251.697
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
12/31/2001                                                         12.500000                 12.791442               26,818.196
------------------------------------------------------------------------------------------------------------------------------------
Money Market
12/31/2001                                                         12.500000                 12.526930              121,925.606
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index
12/31/2001                                                         12.500000                 10.341106                1,265.966
------------------------------------------------------------------------------------------------------------------------------------
International Index
12/31/2001                                                         12.500000                 10.827855                  467.423
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
12/31/2001                                                         12.500000                 10.509813                3,202.583
------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
12/31/2001                                                         12.500000                 10.609390                  181.718
------------------------------------------------------------------------------------------------------------------------------------
500 Index
12/31/2001                                                         12.500000                 10.695438                6,320.795
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
12/31/2001                                                         12.500000                 10.497692                1,949.167
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
12/31/2001                                                         12.500000                  8.831343                6,574.516
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
12/31/2001                                                         12.500000                 11.439392                6,122.718
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
12/31/2001                                                         12.500000                 11.859365                8,967.344
------------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
12/31/2001                                                         12.500000                 12.313413                4,878.823
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Focus
12/31/2001                                                         12.500000                 10.299734                    0.000
------------------------------------------------------------------------------------------------------------------------------------
Basic Value Focus
12/31/2001                                                         12.500000                 10.610880                    0.000
------------------------------------------------------------------------------------------------------------------------------------
Developing Capital Markets
12/31/2001                                                        12.500000                  10.234680                    0.000
------------------------------------------------------------------------------------------------------------------------------------



*Units under this series of contracts were first credited under the sub-accounts on August 1, 2001.]

                          AUDITED FINANCIAL STATEMENTS

                                     PART C

                               OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

   Old Name                           New Name
NASL Variable Account      The Manufacturers Life Insurance Company of North
                           America Separate Account A

North American Security    The Manufacturers Life Insurance Company of North
Life Insurance Company     America

The following name changes took place November 1, 1997:

   Old Name                           New Name
NAWL Holding Co., Inc.     Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

   Old Name                           New Name
Wood Logan Associates,     Manulife Wood Logan, Inc.
Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes become effective January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). TO BE FILED BY AMENDMENT

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). TO BE FILED BY AMENDMENT

(b)      Exhibits

(1)      (i)      Form of Resolution of the Board of Directors of North American
                  Security Life Insurance Company (U.S.A.) establishing The
                  Manufacturers Life Insurance Company Separate Account H -
                  Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement filed January
                  2, 2002 (the "Pre-effective Amendment").

(2)               Agreements for custody of securities and similar investments
                  - Not Applicable.

(3)      (i)      Form of Underwriting Agreement between North American Security
                  Life Insurance Company (Depositor) and NASL Financial
                  Services, Inc. (Underwriter) -- Incorporated by reference to
                  Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed
                  March 1, 1999.

         (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv) Form of broker-dealer Agreement - Incorporated by reference to the Exhibit (b)(3)(iv) to initial registration statement on Form N-4, file number 333-70850, filed October 3, 2001 (the "Initial Registration Statement").

(4)      (i)      Specimen Flexible Purchase Payment Individual Deferred
                  Combination Fixed and Variable Annuity Contract,
                  Non-Participating - Previously filed as Exhibit (b)(4) (i) to the initial registration statement on Form N-4 (file no.
                  333-59168) filed April 18, 2001.

(5)      (i)      Form of Specimen Application for Flexible Purchase Payment
                  Individual Deferred Combination Fixed and Variable Annuity
                  Contract, Non-Participating - Incorporated by reference to
                  Exhibit (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.

         (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)      (i)      Restated Articles of Redomestication of The Manufacturers
                  Life Insurance Company (U.S.A.) - Incorporated by reference to
                  Exhibit A(6) to the registration statement on Form S-6 filed
                  July 20, 2000 (File No. 333-41814).

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 - Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.)- Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

         (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

         (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                           i.       Form of Amendment No.1 to Automatic
                           Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

                            ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. . Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

                           iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. . Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

         (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. . Incorporated by reference to
                  Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

         (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

                  (i) Form of Amendment No.1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. .Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

         (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

         (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

         (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America -Incorporated by reference to Exhibit (b) (8)
                  (iv) to the Initial Registration Statement.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

(10) Written consent of Ernst & Young LLP, independent auditors -- TO BE FILED BY AMENDMENT

(11)     All financial statements omitted from Item 23, Financial
         Statements -- Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule -- Not Applicable.

(15)     Powers of Attorney

                  (i) (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Power of Attorney (John Ostler) -- Incorporated by reference to Exhibit (15)(ii) to the Initial Registration Statement.

                  (iii) Powers of Attorney (Jim Boyle, John Lyon) -- Incorporated by reference to Exhibit (15)(ii) to the Initial Registration Statement

                  (iv) Power of Attorney (Steve Mannik) -- Incorporated by reference to Exhibit 15(iv) to Post Effective Amendment No. 1 to a registration statement filed on Form N-4 (file no. 333-70728)

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

John D. DesPrez III**                       Director and Chairman of the Board of Directors, President
James Boyle***                              Director
Robert A. Cook**                            Senior Vice President, U.S. Insurance; Director
Peter Copestake*                            Vice President, Finance
James D. Gallagher**                        Vice President, Secretary and General Counsel
Donald Guloien*                             Executive Vice President and Chief Investment Officer
Geoffrey Guy*                               Director
John Lyon*                                  Vice President and Chief Financial Officer, Investments; Director
James O'Malley*                             Senior Vice President, U.S. Group Pension; Director
Rex Schaybaugh, Jr.*                        Director
John Ostler*                                Vice President and Chief Financial Officer
Warren Thomson                              Senior Vice President, Investments
Denis Turner*                               Vice President and Treasurer

*Principal business address is Manulife Financial, 200 Bloor Street, Toronto, Ontario Canada M4W 1E5.

**Principal business address is Manulife Financial, 73
Tremont Street, Boston, MA 02116.

***Principal business address is Manulife Financial, 500 Boylston Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART

                                                                                                                    JURISDICTION OF
AFFILIATE                                                                                 LEGAL ID    % OF EQUITY    INCORPORATION
------------------------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                                                2           100            Canada
  The Manufacturers Life Insurance Company                                                    1           100            Canada
     Manulife Bank of Canada                                                                 58           100            Canada
     Manulife Financial Services Inc.                                                       190           100            Canada
     Manulife Securities International Ltd.                                                  79           100            Canada
     Enterprise Capital Management Inc.                                                                    20            Ontario
     Cantay Holdings Inc.                                                                    51           100            Ontario
     994744 Ontario Inc.                                                                    122           100            Ontario
     DomLife Realty Limited                                                                 108           100            Canada
     Innova LifeSciences Corporation                                                                       16.01         Ontario
     1293319 Ontario Inc.                                                                   170           100            Ontario
     Manulife International Capital Corporation Limited                                     135           100            Ontario
       Golf Town Canada Inc.                                                                145            63.96         Canada
       Regional Power Inc.                                                                  136            80            Ontario
                           ADDALAM POWER CORPORATION(1)                                                    50            Philippines
       VFC Inc.                                                                                            25            Canada
       Luxell Technologies Inc.                                                                            12.57         Ontario
       MDR Switchview Global Networks Inc.                                                                 10.45         Canada
     NAL Resources Management Limited                                                       120           100            Canada
     Seamark Asset Management Ltd.                                                          118            35.01         Canada
     First North American Insurance Company                                                 111           100            Canada
     MLI Resources Inc.                                                                     194           100            Alberta
     3426505 Canada Inc.                                                                    161           100            Canada
     NAL Resources Limited                                                                  117           100            Alberta
     FNA Financial Inc.                                                                     115           100            Canada
       Elliot & Page Limited                                                                116           100            Ontario
     3550435 Canada Inc.                                                                    107           100            Canada
       MFC Insurance Company Limited                                                        106           100            Canada
     The Manufacturers Investment Corporation                                                87           100            Michigan
       Manulife Reinsurance Limited                                                          67           100            Bermuda
       The Manufacturers Life Insurance Company (U.S.A.)                                     19           100            Michigan
         Manufacturers Securities Services, LLC                                              97            90(2)         Delaware
         The Manufacturers Life Insurance Company of New York                                94           100            New York
         Manulife Financial Securities, LLC                                                   5           100            Delaware
         Thornhill Leasing Investments, LLC                                                                90            Delaware
         ESLS Investment Limited, LLC                                                       167            25            Ohio
         Ironside Venture Partners II LLC                                                   197           100            Delaware
         Ironside Venture Partners I LLC                                                    196           100            Delaware
           NewRiver Investor Communications Inc.                                                           14.67         Delaware
         The Manufacturers Life Insurance Company of America                                 17           100            Michigan
         ManuLife Service Corporation                                                         7           100            Colorado
         Manulife Property Management of Washington, D.C., Inc.                                           100            Wash., D.C.
         Manulife Capital Corporation                                                       144           100            Delaware
           MF Private Capital Securities, Inc.                                              119           100            Delaware
           MCC Asset Management, Inc.                                                       186           100            Delaware
         Manufacturers Adviser Corporation                                                    6           100            Colorado

                                                                                                                    JURISDICTION OF
AFFILIATE                                                                                 LEGAL ID    % OF EQUITY    INCORPORATION
------------------------------------------------------------------------------------------------------------------------------------
    Manulife Leasing Co., LLC                                                                              80         Delaware
    Cavalier Cable Inc.                                                                                   100         Delaware
    Ennal, Inc.                                                                             124           100         Ohio
    Dover Leasing Investments, LLC                                                                         99         Delaware
    Flex Holding, LLC                                                                                      27.7       Delaware
      Flex Leasing I, LLC                                                                                  99.99      Delaware
    Flex Leasing II, LLC                                                                                   19.6       Delaware
Manulife International Investment Management Limited                                         64           100         U.K.
  Manulife International Fund Management Limited                                                          100         U.K.
WT (SW) Properties Ltd.                                                                      82           100         U.K.
Manulife Europe Ruckversicherungs-Aktiengesellschaft                                        138           100         Germany
Manulife International Holdings Limited                                                     152           100         Bermuda
  Manulife Provident Funds Trust Company Limited                                            163           100         Hong Kong
  Manulife Funds Direct (Barbados) Limited                                                   78           100         Barbados
    P.T. Manulife Aset Manajemen Indonesia                                                                 55         Indonesia
    Manulife Funds Direct (Hong Kong) Limited                                                             100         Hong Kong
  Manulife (International) Limited                                                           28           100         Bermuda
    The Manufacturers (Pacific Asia) Insurance Company Limited                               61           100         Hong Kong
                      MANULIFE CONSULTANTS LIMITED                                                        100         Hong Kong
                      MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                            100         Hong Kong
    Manulife Financial Management Limited                                                                 100         Hong Kong
    Manulife Financial Group Limited                                                                      100         Hong Kong
    Manulife Financial Investment Limited                                                                 100         Hong Kong
    Manulife-Sinochem Life Insurance Co. Ltd.                                                43            51         China
Manulife (Vietnam) Limited                                                                  188           100         Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.                                         164           100         Philippines
  Manulife Financial Plans, Inc.                                                            187           100         Philippines
P.T. Asuransi Jiwa Manulife Indonesia                                                        42            71         Indonesia
  P.T. Buanadaya Sarana Informatika                                                                       100         Indonesia
             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                                        100         Indonesia
OUB Manulife Pte. Ltd.                                                                       14            50         Singapore
MIL Holdings (Bermuda) Limited                                                              147           100         Bermuda
  ManuLife (International) Reinsurance Limited                                               34           100         Bermuda
                      MANUFACTURERS LIFE REINSURANCE LIMITED                                 49           100         Barbados
    Manulife Management Services Ltd.                                                       191           100         Barbados
    Manufacturers P&C Limited                                                                36           100         Barbados
Manulife European Holdings (Alberta) Limited                                                146           100         Alberta
  Manulife Hungary Holdings KFT                                                             149            99(3)      Hungary
Manulife Century Investments (Alberta) Inc.                                                 171           100         Alberta
  Manulife Life Insurance Company                                                           180            35(4)      Japan
  Manulife Century Investments (Bermuda) Limited                                            172           100         Bermuda
    Manulife Century Investments (Luxembourg) S.A.                                          173           100         Luxembourg
      Manulife Century Investments (Netherlands) B.V.                                       174           100         Netherlands
        Daihyaku Manulife Holdings (Bermuda) Limited                                        175           100         Bermuda
        Manulife Century Holdings (Netherlands) B.V.                                        195           100         Netherlands
           Kyoritsu Confirm Co., Ltd.                                                       179            90.9(5)    Japan
           Manulife Premium Collection Co., Ltd.                                            178            57(6)      Japan
Manulife Holdings (Hong Kong) Limited                                                        15           100         Hong Kong
Manulife (Malaysia) SDN.BHD.                                                                 74           100         Malaysia
Manulife Financial Systems (Hong Kong) Limited                                               53           100         Hong Kong
Chinfon-Manulife Insurance Company Limited                                                   59            60         Bermuda

                                                                                                                    JURISDICTION OF
AFFILIATE                                                                                 LEGAL ID    % OF EQUITY    INCORPORATION
------------------------------------------------------------------------------------------------------------------------------------
MF Leasing (Canada) Inc.                                                                    169           100           Ontario
Manulife Data Services Inc.                                                                  81           100           Barbados
Manucab Ltd.                                                                                 30           100           Canada

1        Inactive subsidiaries are noted in italics.

2 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

3        1% of Manulife Hungary Holdings KFT is owned by Manulife
         Century Investments (Alberta) Inc.

4 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

5        9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life
         Insurance Company.

6        10% of Manulife Premium Collection Co., Ltd. is owned by
                  Manulife Life Insurance Company.

Item 27. Number of Contract Owners.

As of February 1, 2003, there were 6,100 qualified contracts and 4,669 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv) a transaction from which the director derived an improper personal benefit; or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 29. Principal Underwriters.
         a.

-----------------------------------------------------------------------------------------------------------------
                 NAME OF INVESTMENT COMPANY                                CAPACITY IN WHICH ACTING
                 --------------------------                                ------------------------
-----------------------------------------------------------------------------------------------------------------
The Manufactuers Life Insurance Company (U.S.A.) Separate                   Principal Underwriter
Account A
-----------------------------------------------------------------------------------------------------------------
The Manufacturers Life Insurance Company (U.S.A.) Separate                  Principal Underwriter
Account H
-----------------------------------------------------------------------------------------------------------------
The Manufacturers Life Insurance Company (U.S.A.) Separate                  Principal Underwriter
Account I
-----------------------------------------------------------------------------------------------------------------
The Manufacturers Life Insurance Company (U.S.A.) Separate                  Principal Underwriter
Account L
-----------------------------------------------------------------------------------------------------------------
The Manufacturers Life Insurance Company (U.S.A.) Separate                  Principal Underwriter
Account M
-----------------------------------------------------------------------------------------------------------------
The Manufacturers Life Insurance Company (U.S.A.) Separate                  Principal Underwriter
Account N
-----------------------------------------------------------------------------------------------------------------
The Manufacturers Life Insurance Company of New York                        Principal Underwriter
Separate Account A
-----------------------------------------------------------------------------------------------------------------
The Manufactuers Life Insurance Company of New York                         Principal Underwriter
Separate Account B
-----------------------------------------------------------------------------------------------------------------

         b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities, LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA  02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT  06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                                    EXHIBIT INDEX

Exhibit No.                Description

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant have caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Massachusetts, on this 27th day of February, 2003.

SEPARATE ACCOUNT H OF
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE
    COMPANY (U.S.A.)
    (Depositor)

By: /s/John D. DesPrez III
    ----------------------
     John D. DesPrez III
     President

         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this post-effective amendment to the Registration Statement to be signed by the undersigned on the 27th day of February, 2003 in the City of Boston, Massachusetts.

THE MANUFACTURERS LIFE
INSURANCE COMPANY (U.S.A.)

By: /s/John D. DesPrez III
    ----------------------
    John D. DesPrez III
    President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of February, 2003.

Signature                                          Title

/s/John D. DesPrez III                             Chairman and President
----------------------                             (Principal Executive Officer)
John D. DesPrez III

*________________________                          Executive Vice President and
John Ostler                                        (Chief Financial Officer)

*________________________                          Director
James Boyle

*________________________                          Director
Robert A. Cook

*________________________                          Director
Geoffrey Guy

*________________________                          Director
Steve Mannik

*________________________                          Director
James O'Malley

*________________________                          Director
John Lyon

*________________________                          Director
Rex Schlaybaugh, Jr.

*/s/James D. Gallagher
----------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney